Schedule of Investments (unaudited)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Ampol Ltd.	87,125	$1,738,381
APA Group	359,283	2,452,980
Aristocrat Leisure Ltd.	186,100	4,707,485
ASX Ltd.	62,516	2,845,073
Aurizon Holdings Ltd.	596,671	1,356,619
Australia & New Zealand Banking Group Ltd.	826,398	13,419,242
BHP Group Ltd.	1,433,006	42,527,998
BlueScope Steel Ltd.	137,122	1,822,586
Brambles Ltd.	467,722	4,430,649
Cochlear Ltd.	19,614	3,216,060
Coles Group Ltd.	396,657	4,791,686
Commonwealth Bank of Australia	480,935	31,826,400
Computershare Ltd.	167,279	2,490,084
CSL Ltd.	135,719	27,094,485
Dexus	364,959	1,891,577
Endeavour Group Ltd./Australia	370,174	1,668,448
Fortescue Metals Group Ltd.	477,046	6,674,646
Goodman Group	478,985	6,174,897
GPT Group (The)	733,574	2,157,090
IDP Education Ltd.	61,817	1,161,342
IGO Ltd.	187,293	1,724,759
Insurance Australia Group Ltd.	503,431	1,667,910
James Hardie Industries PLC	124,685	2,782,358
Lendlease Corp.Ltd.	203,505	1,010,684
Lottery Corp. Ltd. (The)	494,134	1,656,823
Macquarie Group Ltd.	100,673	12,281,279
Medibank Pvt Ltd.	951,470	2,251,709
Mineral Resources Ltd.	50,800	2,505,995
Mirvac Group	1,478,301	2,373,302
National Australia Bank Ltd.	904,772	17,417,902
Newcrest Mining Ltd.	239,444	4,572,149
Northern Star Resources Ltd.	377,328	3,365,692
Orica Ltd.	155,505	1,678,492
Origin Energy Ltd.	565,547	3,135,684
Pilbara Minerals Ltd.	728,146	2,072,457
Qantas Airways Ltd.(a)	266,007	1,173,076
QBE Insurance Group Ltd.	458,610	4,689,650
Ramsay Health Care Ltd.	54,282	2,334,192
REA Group Ltd.	13,321	1,252,819
Reece Ltd.	76,646	933,672
Rio Tinto Ltd.	81,564	6,117,676
Santos Ltd.	1,008,748	4,778,533
Scentre Group	1,576,673	3,025,785
SEEK Ltd.	129,328	2,110,153
Sonic Healthcare Ltd.	121,161	2,856,121
South32 Ltd.	1,464,572	4,139,979
Stockland	777,449	2,304,651
Suncorp Group Ltd.	353,092	2,939,854
Telstra Corp. Ltd.	1,216,480	3,529,269
Transurban Group	885,800	8,834,347
Treasury Wine Estates Ltd.	237,370	2,198,781
Vicinity Ltd.	1,276,218	1,784,114
Washington H Soul Pattinson & Co. Ltd.	67,452	1,412,003
Wesfarmers Ltd.	314,694	10,886,335
Westpac Banking Corp.	983,402	14,720,717
WiseTech Global Ltd.	48,111	2,203,758
Woodside Energy Group Ltd.	535,588	12,152,665
Woolworths Group Ltd.	352,776	9,100,497
Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	43,044	$2,687,053
		333,110,623
Austria — 0.0%
Erste Group Bank AG	85,843	3,121,183
OMV AG	53,572	2,535,173
Verbund AG	20,185	1,797,688
voestalpine AG(b)	39,134	1,356,843
		8,810,887
Belgium — 0.3%
Ageas SA/NV	53,813	2,397,668
Anheuser-Busch InBev SA/NV	242,800	15,786,716
Argenx SE(a)	15,667	6,043,516
D’ieteren Group	6,381	1,201,471
Elia Group SA/NV	9,522	1,305,657
Groupe Bruxelles Lambert NV	47,401	4,254,306
KBC Group NV	68,517	4,898,170
Sofina SA	3,496	802,656
Solvay SA	15,592	1,871,330
UCB SA	36,728	3,414,147
Umicore SA	60,945	2,000,551
Warehouses De Pauw CVA	79,689	2,382,835
		46,359,023
Brazil — 0.5%
Ambev SA	1,330,206	3,776,358
Atacadao SA	94,443	203,549
B3 SA - Brasil, Bolsa, Balcao	1,858,230	4,351,443
Banco Bradesco SA	90,907	226,365
Banco BTG Pactual SA	428,261	2,010,881
Banco do Brasil SA	239,537	2,058,334
Banco Santander Brasil SA	29,400	158,382
BB Seguridade Participacoes SA	187,167	1,287,481
CCR SA	489,042	1,330,506
Centrais Eletricas Brasileiras SA	378,405	2,568,068
Cia. de Saneamento Basico do Estado de Sao Paulo(a)	110,000	1,017,342
Cia. Siderurgica Nacional SA	191,583	545,811
Cosan SA	360,842	1,083,727
Energisa SA	20,142	168,799
Engie Brasil Energia SA	54,547	450,895
Equatorial Energia SA	346,331	1,898,370
Hapvida Participacoes e Investimentos SA(a)(c)	1,434,118	793,569
Hypera SA	208,607	1,557,924
JBS SA	289,835	1,040,147
Klabin SA	223,700	857,970
Localiza Rent a Car SA	208,876	2,429,307
Lojas Renner SA	277,063	879,883
Magazine Luiza SA(a)	796,400	533,296
MercadoLibre Inc.(a)(b)	12,789	16,337,820
Natura & Co. Holding SA	300,682	666,735
Petro Rio SA(a)	203,001	1,414,308
Petroleo Brasileiro SA	792,160	4,235,717
Raia Drogasil SA	353,267	1,861,313
Rede D’Or Sao Luiz SA(c)	173,251	794,388
Rumo SA	419,967	1,658,717
Sendas Distribuidora SA	265,353	653,833
Suzano SA	211,000	1,683,668
Telefonica Brasil SA	181,371	1,495,244
Tim SA	335,031	940,381
TOTVS SA	200,670	1,032,357

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Ultrapar Participacoes SA	234,821	$679,822
Vale SA	1,110,639	16,121,389
Vibra Energia SA	320,163	847,298
WEG SA	517,752	4,268,407
		85,919,804
Canada — 3.0%
Agnico Eagle Mines Ltd.	123,647	7,014,436
Air Canada(a)	52,213	730,678
Algonquin Power & Utilities Corp.	179,282	1,524,397
Alimentation Couche-Tard Inc.	248,559	12,405,476
AltaGas Ltd.	71,908	1,257,866
ARC Resources Ltd.	171,756	2,133,560
Bank of Montreal	187,305	16,884,201
Bank of Nova Scotia (The)	334,428	16,693,631
Barrick Gold Corp.	488,242	9,283,030
BCE Inc.	54,848	2,636,234
Brookfield Asset Management Ltd.	99,913	3,349,484
Brookfield Corp.	399,420	12,959,740
Brookfield Renewable Corp., Class A	34,075	1,138,558
BRP Inc.	7,918	591,549
CAE Inc.(a)	86,823	1,953,894
Cameco Corp.	126,397	3,475,136
Canadian Apartment Properties REIT	30,612	1,121,359
Canadian Imperial Bank of Commerce	255,917	10,728,926
Canadian National Railway Co.	165,427	19,719,128
Canadian Natural Resources Ltd.	328,090	19,992,701
Canadian Pacific Kansas City Ltd.	267,791	21,109,406
Canadian Tire Corp. Ltd., Class A, NVS	18,804	2,465,054
Canadian Utilities Ltd., Class A, NVS	93,687	2,708,580
CCL Industries Inc., Class B, NVS	61,867	2,909,212
Cenovus Energy Inc.	391,453	6,570,204
CGI Inc.(a)	53,719	5,452,190
Constellation Software Inc./Canada	6,370	12,467,870
Descartes Systems Group Inc. (The)(a)	17,905	1,418,814
Dollarama Inc.	91,374	5,659,745
Element Fleet Management Corp.	89,497	1,170,526
Emera Inc.	82,771	3,521,975
Empire Co. Ltd., Class A, NVS	33,415	897,249
Enbridge Inc.	579,987	23,060,781
Fairfax Financial Holdings Ltd.	7,937	5,546,556
First Quantum Minerals Ltd.	181,463	4,409,168
FirstService Corp.	10,029	1,508,588
Fortis Inc.	110,617	4,857,073
Franco-Nevada Corp.	55,628	8,440,790
George Weston Ltd.	15,637	2,099,629
GFL Environmental Inc.	51,858	1,883,553
Gildan Activewear Inc.	65,579	2,135,547
Great-West Lifeco Inc.	50,422	1,433,558
Hydro One Ltd.(c)	101,612	2,975,949
iA Financial Corp. Inc.	21,307	1,429,693
Imperial Oil Ltd.	77,885	3,969,988
Intact Financial Corp.	50,796	7,683,605
Ivanhoe Mines Ltd., Class A(a)	167,718	1,454,542
Keyera Corp.	58,279	1,371,321
Kinross Gold Corp.	443,940	2,237,967
Loblaw Companies Ltd.	40,839	3,841,100
Lundin Mining Corp.	142,943	1,091,973
Magna International Inc.	84,424	4,401,750
Manulife Financial Corp.	553,391	10,926,087
Metro Inc.	55,150	3,143,287
Security	Shares	Value

Canada (continued)
National Bank of Canada	82,316	$6,138,233
Northland Power Inc.	63,342	1,554,973
Nutrien Ltd.	150,887	10,467,483
Nuvei Corp.(a)(c)	20,603	836,681
Onex Corp.	17,206	792,326
Open Text Corp.	100,852	3,819,401
Pan American Silver Corp.	96,020	1,709,416
Parkland Corp.	47,996	1,131,839
Pembina Pipeline Corp.	171,846	5,656,959
Power Corp. of Canada	188,698	5,054,324
Quebecor Inc., Class B	33,521	865,210
Restaurant Brands International Inc.	81,647	5,723,757
RioCan REIT	20,139	311,855
Ritchie Bros Auctioneers Inc.	47,545	2,720,366
Rogers Communications Inc., Class B, NVS	110,364	5,452,830
Royal Bank of Canada	395,898	39,304,897
Saputo Inc.	107,877	2,793,169
Shopify Inc., Class A(a)	333,350	16,150,197
Sun Life Financial Inc.	168,530	8,266,970
Suncor Energy Inc.	397,955	12,459,867
TC Energy Corp.	269,973	11,220,563
Teck Resources Ltd., Class B	141,902	6,609,909
TELUS Corp.	171,983	3,645,682
TFI International Inc.	22,717	2,448,342
Thomson Reuters Corp.	55,906	7,351,524
TMX Group Ltd.	15,976	1,618,059
Toromont Industries Ltd.	13,088	1,057,589
Toronto-Dominion Bank (The)	510,519	30,924,674
Tourmaline Oil Corp.	88,274	3,965,929
Waste Connections Inc.	74,684	10,392,279
West Fraser Timber Co. Ltd.	21,572	1,560,362
Wheaton Precious Metals Corp.	136,457	6,732,960
WSP Global Inc.	28,586	3,772,715
		534,358,654
Chile — 0.0%
Banco de Chile	11,134,019	1,185,468
Banco de Credito e Inversiones SA	29,993	904,713
Banco Santander Chile	20,533,959	981,865
Cia. Cervecerias Unidas SA	109,826	896,567
Cia. Sud Americana de Vapores SA	3,404,050	347,848
Empresas CMPC SA	355,541	557,150
Empresas COPEC SA	145,429	1,011,923
Enel Americas SA	8,968,523	1,222,097
Enel Chile SA	9,195,982	524,020
Falabella SA	188,366	403,916
		8,035,567
China — 3.4%
360 DigiTech Inc.	29,516	520,662
3SBio Inc.(c)	696,000	697,365
AAC Technologies Holdings Inc.(a)	220,500	466,176
Agricultural Bank of China Ltd., Class A	5,419,300	2,676,986
Agricultural Bank of China Ltd., Class H	7,761,000	3,000,654
Aier Eye Hospital Group Co. Ltd., Class A	305,402	1,300,374
Air China Ltd., Class H(a)(b)	862,000	763,022
Akeso Inc.(a)(c)	185,000	1,016,055
Alibaba Group Holding Ltd.(a)	4,253,176	44,971,478
Alibaba Health Information Technology Ltd.(a)	1,652,000	1,190,777
Aluminum Corp. of China Ltd., Class H	1,516,000	900,596
Anhui Conch Cement Co. Ltd., Class A	425,592	1,654,673

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class H	327,000	$1,032,508
ANTA Sports Products Ltd.	357,400	4,441,131
Autohome Inc., ADR	20,929	620,545
AviChina Industry & Technology Co. Ltd., Class H	965,000	521,594
Baidu Inc.(a)	624,710	9,403,072
Bank of China Ltd., Class H	22,528,000	8,996,735
Bank of Communications Co. Ltd., Class A	1,946,300	1,566,177
Bank of Communications Co. Ltd., Class H	736,000	475,382
Bank of Ningbo Co. Ltd., Class A	407,715	1,614,728
Bank of Shanghai Co. Ltd., Class A	2,630,751	2,387,115
BeiGene Ltd.(a)	190,334	3,735,109
Beijing Capital International Airport Co. Ltd., Class H(a)	552,000	430,034
Beijing Enterprises Holdings Ltd.	82,000	340,299
Beijing Enterprises Water Group Ltd.	1,340,000	340,274
Beijing Kingsoft Office Software Inc., Class A	17,200	1,095,999
Bilibili Inc.(a)	59,028	1,200,815
BOC Aviation Ltd.(c)	70,100	555,610
Bosideng International Holdings Ltd.	1,128,000	556,304
BYD Co. Ltd., Class A	65,700	2,434,940
BYD Co. Ltd., Class H	237,500	7,202,482
BYD Electronic International Co. Ltd.	268,500	814,290
CGN Power Co. Ltd., Class H(c)	5,503,000	1,453,137
China Cinda Asset Management Co. Ltd., Class H	554,000	65,899
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,157,124
China Coal Energy Co. Ltd., Class H	695,000	597,151
China Communications Services Corp. Ltd., Class H	582,000	318,915
China Conch Venture Holdings Ltd.	585,500	934,180
China Construction Bank Corp., Class H	27,232,260	18,205,473
China Everbright Bank Co. Ltd., Class A	5,195,000	2,402,784
China Everbright Environment Group Ltd.	1,206,000	511,976
China Evergrande Group(a)(b)(d)	740,000	80,318
China Feihe Ltd.(c)	1,248,000	842,760
China Gas Holdings Ltd.	835,000	1,074,202
China Hongqiao Group Ltd.	680,500	670,276
China International Capital Corp. Ltd., Class H(c)	828,400	1,740,685
China Jinmao Holdings Group Ltd.	1,386,000	258,935
China Lesso Group Holdings Ltd.	391,000	338,029
China Life Insurance Co. Ltd., Class H	2,131,000	4,093,981
China Literature Ltd.(a)(c)	121,000	559,030
China Longyuan Power Group Corp. Ltd., Class H	1,059,000	1,111,383
China Medical System Holdings Ltd.	460,000	763,655
China Meidong Auto Holdings Ltd.	214,000	332,086
China Mengniu Dairy Co. Ltd.	958,000	3,867,034
China Merchants Bank Co. Ltd., Class A	671,000	3,266,249
China Merchants Bank Co. Ltd., Class H	973,288	4,698,180
China Merchants Port Holdings Co. Ltd.	444,000	658,817
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A	773,522	1,526,136
China Minsheng Banking Corp. Ltd., Class A	4,025,200	2,111,312
China Minsheng Banking Corp. Ltd., Class H	13,500	4,959
China National Building Material Co. Ltd., Class H	1,060,000	795,328
China Oilfield Services Ltd., Class H	670,000	788,070
China Overseas Land & Investment Ltd.	1,094,000	2,774,540
China Overseas Property Holdings Ltd.	515,000	571,908
China Pacific Insurance Group Co. Ltd., Class A	647,997	2,925,829
China Pacific Insurance Group Co. Ltd., Class H	412,200	1,231,255
China Petroleum & Chemical Corp., Class H	7,373,200	4,832,506
China Power International Development Ltd.	1,912,000	725,792
China Railway Group Ltd., Class H	1,507,000	1,158,640
Security	Shares	Value

China (continued)
China Resources Beer Holdings Co. Ltd.	474,000	$3,661,544
China Resources Cement Holdings Ltd.	506,000	229,078
China Resources Gas Group Ltd.	284,000	896,400
China Resources Land Ltd.	866,000	4,032,750
China Resources Mixc Lifestyle Services Ltd.(c)	193,600	1,026,390
China Resources Power Holdings Co. Ltd.	612,000	1,332,463
China Ruyi Holdings Ltd.(a)(b)	1,608,000	391,429
China Shenhua Energy Co. Ltd., Class A	343,600	1,445,143
China Shenhua Energy Co. Ltd., Class H	688,500	2,286,885
China Southern Airlines Co. Ltd., Class H(a)	768,000	537,940
China State Construction Engineering Corp. Ltd., Class A	2,629,577	2,498,147
China State Construction International Holdings Ltd.	686,000	852,905
China Taiping Insurance Holdings Co. Ltd.	697,000	800,611
China Tourism Group Duty Free Corp. Ltd., Class A	48,592	1,133,872
China Tower Corp. Ltd., Class H(c)	11,932,000	1,522,801
China Traditional Chinese Medicine Holdings Co. Ltd.	1,174,000	641,776
China United Network Communications Ltd., Class A	605,800	476,327
China Vanke Co. Ltd., Class A	690,096	1,508,959
China Yangtze Power Co. Ltd., Class A	971,010	3,070,338
Chinasoft International Ltd.	930,000	619,977
Chongqing Zhifei Biological Products Co. Ltd., Class A	58,100	684,025
CITIC Ltd.	1,441,000	1,808,874
CITIC Securities Co. Ltd., Class A	521,223	1,586,564
CITIC Securities Co. Ltd., Class H	567,025	1,193,928
CMOC Group Ltd., Class H	1,476,000	904,821
Contemporary Amperex Technology Co. Ltd., Class A	88,200	2,951,869
COSCO SHIPPING Holdings Co. Ltd., Class H	1,248,800	1,450,505
COSCO SHIPPING Ports Ltd.	542,000	356,634
Country Garden Holdings Co. Ltd.(b)	2,863,866	737,731
Country Garden Services Holdings Co. Ltd.	655,000	1,029,365
CRRC Corp. Ltd., Class A	445,400	450,211
CSPC Pharmaceutical Group Ltd.	2,799,120	2,850,334
Dali Foods Group Co. Ltd.(c)	1,218,000	506,877
Daqo New Energy Corp., ADR(a)(b)	20,340	934,013
Dongfeng Motor Group Co. Ltd., Class H	670,000	320,562
Dongyue Group Ltd.	508,000	516,948
East Money Information Co. Ltd., Class A	419,760	978,361
ENN Energy Holdings Ltd.	223,600	3,065,915
Eve Energy Co. Ltd., Class A	98,400	933,649
Far East Horizon Ltd.(b)	462,000	415,625
Flat Glass Group Co. Ltd., Class H	262,000	736,561
Foshan Haitian Flavouring & Food Co. Ltd., Class A	111,701	1,141,013
Fosun International Ltd.	682,500	478,653
Fuyao Glass Industry Group Co. Ltd., Class H(c)	237,200	964,996
Ganfeng Lithium Co. Ltd., Class H(b)(c)	134,840	889,642
Ganfeng Lithium Group Co. Ltd., Class A	29,500	277,663
GCL-Poly Energy Holdings Ltd.(a)	5,650,000	1,418,664
GDS Holdings Ltd., Class A(a)	291,088	563,602
Geely Automobile Holdings Ltd.	1,742,000	2,162,595
Genscript Biotech Corp.(a)	464,000	1,226,528
GF Securities Co. Ltd., Class H	566,800	813,951
Great Wall Motor Co. Ltd., Class H(b)	1,026,000	1,245,129
Greentown China Holdings Ltd.	259,000	311,278
Greentown Service Group Co. Ltd.	488,000	299,786
Guangdong Investment Ltd.(b)	1,022,000	977,008
Guangzhou Automobile Group Co. Ltd., Class H	1,068,000	666,557
H World Group Ltd., ADR(a)	64,013	3,002,210
Haidilao International Holding Ltd.(a)(b)(c)	398,000	973,071

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Haier Smart Home Co. Ltd., Class A	113,300	$388,726
Haier Smart Home Co. Ltd., Class H	779,800	2,541,821
Haitian International Holdings Ltd.	196,000	509,263
Haitong Securities Co. Ltd., Class H	892,800	593,003
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	65,100	542,296
Hansoh Pharmaceutical Group Co. Ltd.(c)	480,000	875,665
Hengan International Group Co. Ltd.	226,500	1,011,653
Hua Hong Semiconductor Ltd.(a)(c)	182,000	747,858
Huaneng Power International Inc., Class H(a)	1,992,000	1,241,364
Huatai Securities Co. Ltd., Class H(c)	645,400	833,610
Hygeia Healthcare Holdings Co. Ltd.(a)(b)(c)	143,800	1,059,691
Industrial & Commercial Bank of China Ltd., Class A	3,939,191	2,686,466
Industrial & Commercial Bank of China Ltd., Class H	15,535,260	8,358,032
Industrial Bank Co. Ltd., Class A	869,000	2,165,018
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	380,500	1,625,048
Inner Mongolia Yitai Coal Co. Ltd., Class B	466,200	691,457
Innovent Biologics Inc.(a)(c)	402,000	1,932,844
iQIYI Inc., ADR(a)	122,430	746,823
JD Health International Inc.(a)(c)	348,500	2,514,818
JD.com Inc., Class A	609,576	10,879,616
Jiangsu Expressway Co. Ltd., Class H	524,000	530,791
Jiangsu Hengrui Medicine Co. Ltd., Class A	262,318	1,845,717
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	58,600	1,267,165
Jiangxi Copper Co. Ltd., Class H	375,000	667,104
Jiumaojiu International Holdings Ltd.(c)	307,000	689,802
JOYY Inc., ADR	18,264	555,773
Kanzhun Ltd., ADR(a)(b)	51,137	945,523
KE Holdings Inc., ADR(a)	183,344	2,876,667
Kingboard Holdings Ltd.	282,000	863,690
Kingboard Laminates Holdings Ltd.	494,000	509,111
Kingdee International Software Group Co. Ltd.(a)	864,000	1,328,541
Kingsoft Corp. Ltd.	335,800	1,476,084
Koolearn Technology Holding Ltd.(a)(b)(c)	129,500	448,944
Kuaishou Technology(a)(c)	489,100	3,237,910
Kunlun Energy Co. Ltd.	1,192,000	1,104,993
Kweichow Moutai Co. Ltd., Class A	23,232	5,914,908
Legend Biotech Corp., ADR(a)	23,355	1,604,722
Lenovo Group Ltd.(b)	2,228,000	2,279,413
Li Auto Inc.(a)	330,276	3,911,740
Li Ning Co. Ltd.	724,000	5,177,770
Longfor Group Holdings Ltd.(c)	555,000	1,518,757
LONGi Green Energy Technology Co. Ltd., Class A	212,420	1,073,192
Lufax Holding Ltd., ADR	226,145	384,446
Luxshare Precision Industry Co. Ltd., Class A	265,940	1,005,946
Luzhou Laojiao Co. Ltd., Class A	35,100	1,147,117
Meituan, Class B(a)(c)	1,421,620	24,296,124
Microport Scientific Corp.(a)(b)	275,600	611,525
Minth Group Ltd.	244,000	706,523
Muyuan Foods Co. Ltd., Class A	164,712	1,139,199
NARI Technology Co. Ltd., Class A	120,600	455,941
NAURA Technology Group Co. Ltd., Class A	12,900	625,083
NetEase Inc.	576,190	10,257,565
New China Life Insurance Co. Ltd., Class H	231,500	662,911
New Oriental Education & Technology Group Inc.(a)	443,230	2,012,933
Nine Dragons Paper Holdings Ltd.	456,000	316,367
NIO Inc., ADR(a)(b)	423,859	3,335,770
Nongfu Spring Co. Ltd., Class H(c)	514,400	2,791,006
Orient Overseas International Ltd.	40,000	812,688
Security	Shares	Value

China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	2,442,000	$960,439
PetroChina Co. Ltd., Class H	5,974,000	4,149,746
Pharmaron Beijing Co. Ltd., Class H(c)	97,500	422,703
PICC Property & Casualty Co. Ltd., Class H	1,996,000	2,414,079
Pinduoduo Inc., ADR(a)(b)	142,933	9,740,884
Ping An Bank Co. Ltd., Class A	902,100	1,638,252
Ping An Healthcare and Technology Co. Ltd.(a)(c)	192,000	479,947
Ping An Insurance Group Co. of China Ltd., Class A	542,000	4,064,702
Ping An Insurance Group Co. of China Ltd., Class H	1,650,500	12,041,257
Poly Developments and Holdings Group Co. Ltd., Class A	762,899	1,534,125
Pop Mart International Group Ltd.(b)(c)	153,600	372,605
Postal Savings Bank of China Co. Ltd., Class A	2,633,000	2,099,091
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	869,106
Rongsheng Petrochemical Co. Ltd., Class A	176,400	337,053
SAIC Motor Corp. Ltd., Class A	621,213	1,269,219
Sany Heavy Equipment International Holdings Co. Ltd.	707,000	937,761
Sany Heavy Industry Co. Ltd., Class A	146,500	349,560
SF Holding Co. Ltd., Class A	222,200	1,813,061
Shaanxi Coal Industry Co. Ltd., Class A	517,300	1,464,190
Shandong Gold Mining Co. Ltd., Class H(c)	281,750	600,584
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	904,800	1,543,943
Shanghai Baosight Software Co. Ltd., Class B	277,077	948,757
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	256,000	731,802
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	169,000	511,622
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	309,200	234,141
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	382,300	777,206
Shanghai Pudong Development Bank Co. Ltd., Class A	1,130,965	1,242,300
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	32,100	1,153,487
Shenzhen Inovance Technology Co. Ltd., Class A	50,600	452,238
Shenzhen International Holdings Ltd.	296,500	266,929
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	31,800	1,434,555
Shenzhou International Group Holdings Ltd.	225,700	2,167,885
Shimao Group Holdings Ltd.(a)	273,605	69,711
Sino Biopharmaceutical Ltd.	3,150,000	1,748,567
Sinopharm Group Co. Ltd., Class H	450,800	1,596,859
Smoore International Holdings Ltd.(b)(c)	536,000	626,592
Sungrow Power Supply Co. Ltd., Class A	85,000	1,388,582
Sunny Optical Technology Group Co. Ltd.	214,600	2,267,744
TAL Education Group, ADR(a)	116,282	681,412
Tencent Holdings Ltd.	1,782,300	79,162,835
Tencent Music Entertainment Group, ADR(a)	229,292	1,699,054
Tongcheng Travel Holdings Ltd.(a)	467,600	994,682
Tongwei Co. Ltd., Class A	196,400	1,132,460
Topsports International Holdings Ltd.(c)	512,000	456,416
TravelSky Technology Ltd., Class H	444,000	886,281
Trip.com Group Ltd., ADR(a)(b)	151,566	5,382,109
Tsingtao Brewery Co. Ltd., Class H	62,000	663,749
Uni-President China Holdings Ltd.	586,000	585,102
Vinda International Holdings Ltd.	204,000	533,023
Vipshop Holdings Ltd., ADR(a)	137,835	2,164,009

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wanhua Chemical Group Co. Ltd., Class A	143,753	$1,916,745
Want Want China Holdings Ltd.	1,672,000	1,066,327
Weibo Corp., ADR(a)(b)	20,779	363,840
Weichai Power Co. Ltd., Class H	649,000	959,313
Wens Foodstuffs Group Co. Ltd., Class A	659,016	1,884,152
Wuliangye Yibin Co. Ltd., Class A	96,300	2,353,165
WuXi AppTec Co. Ltd., Class A	131,959	1,290,665
WuXi AppTec Co. Ltd., Class H(c)	57,212	503,175
Wuxi Biologics Cayman Inc.(a)(c)	1,050,500	6,263,960
Xiaomi Corp., Class B(a)(c)	4,222,000	5,992,722
Xinyi Solar Holdings Ltd.	1,544,000	1,659,949
XPeng Inc.(a)(b)	242,734	1,159,041
Xtep International Holdings Ltd.	442,500	516,084
Yadea Group Holdings Ltd.(b)(c)	446,000	1,042,760
Yankuang Energy Group Co. Ltd., Class H	576,000	1,976,011
Yihai International Holding Ltd.	194,000	514,894
Yuexiu Property Co. Ltd.(b)	399,000	577,219
Yum China Holdings Inc.	126,498	7,739,148
Zai Lab Ltd., ADR(a)(b)	29,755	1,040,830
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	11,492	451,962
Zhaojin Mining Industry Co. Ltd., Class H(a)	478,000	760,918
Zhejiang Expressway Co. Ltd., Class H	528,000	438,166
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	208,900	650,313
Zhongsheng Group Holdings Ltd.	187,000	798,773
Zhuzhou CRRC Times Electric Co. Ltd.	216,100	872,178
Zijin Mining Group Co. Ltd., Class A	371,500	691,152
Zijin Mining Group Co. Ltd., Class H	2,066,000	3,497,853
ZTE Corp., Class H	243,600	784,583
ZTO Express Cayman Inc., ADR	130,624	3,615,672
		593,942,467
Colombia — 0.0%
Interconexion Electrica SA ESP	26,649	103,238
Czech Republic — 0.0%
CEZ AS	69,142	3,713,943
Komercni Banka AS	42,174	1,361,741
		5,075,684
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	1,968	3,517,195
AP Moller - Maersk A/S, Class B, NVS	437	789,900
Carlsberg AS, Class B	29,883	4,945,538
Chr Hansen Holding A/S	32,280	2,512,334
Coloplast A/S, Class B	35,403	5,100,893
Danske Bank A/S(a)	191,938	4,056,568
Demant A/S(a)	24,815	1,063,471
DSV A/S	56,075	10,553,443
Genmab A/S(a)	19,712	8,100,932
Novo Nordisk A/S, Class B	474,248	78,893,218
Novozymes A/S, Class B	61,975	3,226,585
Orsted AS(c)	55,069	4,942,447
Pandora A/S	32,094	2,970,679
Tryg A/S	117,039	2,765,980
Vestas Wind Systems A/S(a)	291,608	8,068,964
		141,508,147
Egypt — 0.0%
Commercial International Bank Egypt SAE	636,678	1,104,048
Finland — 0.2%
Elisa OYJ	32,204	1,999,910
Security	Shares	Value

Finland (continued)
Fortum OYJ	134,903	$2,014,909
Kesko OYJ, Class B	80,668	1,681,754
Kone OYJ, Class B	88,084	5,025,258
Metso Outotec OYJ	158,902	1,754,393
Neste OYJ	125,957	6,104,433
Nokia OYJ	1,576,950	6,672,314
Orion OYJ, Class B	27,418	1,287,908
Sampo OYJ, Class A	142,665	7,235,249
Stora Enso OYJ, Class R	187,886	2,383,681
UPM-Kymmene OYJ	159,006	5,070,764
Wartsila OYJ Abp	162,712	1,886,992
		43,117,565
France — 3.2%
Accor SA(a)	66,289	2,351,742
Aeroports de Paris(a)	5,652	898,136
Air Liquide SA	151,921	27,329,112
Airbus SE	167,425	23,445,306
Alstom SA	85,972	2,160,869
Amundi SA(c)	12,544	821,818
ArcelorMittal SA	148,438	4,217,070
Arkema SA	24,906	2,464,275
AXA SA	509,791	16,639,672
BioMerieux	10,445	1,093,647
BNP Paribas SA	310,756	20,079,006
Bollore SE	120,921	816,865
Bouygues SA	76,076	2,785,845
Bureau Veritas SA	123,256	3,554,099
Capgemini SE	50,244	9,162,362
Carrefour SA	183,480	3,816,496
Cie. de Saint-Gobain	148,632	8,605,006
Cie. Generale des Etablissements Michelin SCA	217,477	6,926,118
Covivio	9,045	514,289
Credit Agricole SA	324,109	3,961,756
Danone SA	175,394	11,608,216
Dassault Systemes SE	176,659	7,171,583
Edenred	85,321	5,543,616
Eiffage SA	30,009	3,571,786
Engie SA	529,083	8,467,596
EssilorLuxottica SA	83,804	16,591,519
Eurazeo SE	3,235	230,991
Eurofins Scientific SE	33,156	2,315,941
Euronext NV(c)	15,698	1,248,450
Gecina SA	5,927	659,809
Getlink SE	188,035	3,514,231
Hermes International	9,203	19,980,407
Ipsen SA	10,773	1,306,390
Kering SA	21,673	13,878,668
Klepierre SA	40,707	1,031,113
La Francaise des Jeux SAEM(c)	27,297	1,166,724
Legrand SA	82,796	7,836,967
L’Oreal SA	69,991	33,449,888
LVMH Moet Hennessy Louis Vuitton SE	78,760	75,757,759
Orange SA	524,610	6,828,279
Pernod Ricard SA	62,312	14,390,899
Publicis Groupe SA	74,259	6,071,198
Remy Cointreau SA	4,015	694,708
Renault SA(a)	63,039	2,341,455
Safran SA	94,956	14,767,532
Sanofi	324,202	34,938,694
Sartorius Stedim Biotech	7,802	2,090,145

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Schneider Electric SE	162,250	$28,295,071
SEB SA	5,107	585,579
Societe Generale SA	217,622	5,285,660
Sodexo SA	15,854	1,699,042
Teleperformance	17,029	3,403,340
Thales SA	29,061	4,434,807
TotalEnergies SE	715,302	45,707,734
Unibail-Rodamco-Westfield, New(a)(b)	39,459	2,116,029
Valeo	72,890	1,423,298
Veolia Environnement SA	205,887	6,519,403
Vinci SA	147,900	18,293,930
Vivendi SE	221,333	2,431,222
Wendel SE	15,315	1,718,025
Worldline SA/France(a)(c)	70,755	3,078,034
		564,089,227
Germany — 2.0%
adidas AG	46,889	8,257,435
Allianz SE, Registered	112,821	28,330,138
Aroundtown SA(b)	279,398	380,650
BASF SE	255,926	13,237,551
Bayer AG, Registered	279,649	18,455,795
Bayerische Motoren Werke AG	99,526	11,155,311
Bechtle AG	24,998	1,162,636
Beiersdorf AG	26,268	3,667,784
Brenntag SE	39,091	3,186,098
Carl Zeiss Meditec AG, Bearer	12,224	1,644,156
Commerzbank AG(a)	309,489	3,439,385
Continental AG	31,314	2,197,214
Covestro AG(a)(c)	61,456	2,696,102
Daimler Truck Holding AG(a)	126,673	4,185,651
Delivery Hero SE(a)(b)(c)	53,862	2,152,928
Deutsche Bank AG, Registered	582,974	6,408,447
Deutsche Boerse AG	54,967	10,482,686
Deutsche Lufthansa AG, Registered(a)	156,132	1,678,407
Deutsche Post AG, Registered	288,294	13,866,820
Deutsche Telekom AG, Registered	920,566	22,196,481
E.ON SE	650,307	8,602,095
Evonik Industries AG	44,116	962,897
Fresenius Medical Care AG & Co. KGaA(b)	58,100	2,819,242
Fresenius SE & Co. KGaA	117,414	3,401,950
GEA Group AG	56,990	2,680,403
Hannover Rueck SE	18,604	3,974,912
HeidelbergCement AG	40,564	3,072,382
HelloFresh SE(a)	50,630	1,359,524
Henkel AG & Co. KGaA	32,822	2,427,326
Infineon Technologies AG	372,533	13,566,449
Knorr-Bremse AG	14,044	984,368
LEG Immobilien SE	16,813	1,046,496
Mercedes-Benz Group AG	225,801	17,609,318
Merck KGaA	39,480	7,081,480
MTU Aero Engines AG	16,663	4,375,195
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	39,308	14,773,025
Nemetschek SE	20,183	1,577,570
Puma SE	32,128	1,882,639
Rational AG	1,275	923,444
Rheinmetall AG	12,558	3,678,147
RWE AG	182,872	8,574,180
SAP SE	294,335	39,828,273
Scout24 SE(c)	26,589	1,657,215
Security	Shares	Value

Germany (continued)
Siemens AG, Registered	214,918	$35,425,430
Siemens Healthineers AG(c)	77,639	4,838,900
Symrise AG	38,558	4,658,674
Telefonica Deutschland Holding AG	210,293	710,574
United Internet AG, Registered	24,593	422,245
Volkswagen AG	2,552	428,462
Vonovia SE	205,195	4,450,377
Zalando SE(a)(c)	63,583	2,615,134
		359,190,001
Greece — 0.0%
Alpha Services and Holdings SA(a)	635,608	796,820
Eurobank Ergasias Services and Holdings SA, Class A(a)	733,696	1,037,394
Hellenic Telecommunications Organization SA	56,482	825,297
JUMBO SA	65,225	1,502,751
OPAP SA	53,509	912,473
		5,074,735
Hong Kong — 0.7%
AIA Group Ltd.	3,474,000	37,821,686
BOC Hong Kong Holdings Ltd.	1,096,500	3,461,346
Budweiser Brewing Co. APAC Ltd.(b)(c)	567,000	1,638,182
Chow Tai Fook Jewellery Group Ltd.(b)	554,800	1,114,156
CK Asset Holdings Ltd.	620,016	3,666,230
CK Hutchison Holdings Ltd.	771,016	5,154,572
CK Infrastructure Holdings Ltd.	215,000	1,224,078
CLP Holdings Ltd.	480,000	3,573,947
ESR Group Ltd.(c)	705,200	1,102,330
Futu Holdings Ltd., ADR(a)(b)	20,579	911,032
Galaxy Entertainment Group Ltd.(a)	788,000	5,608,425
Hang Lung Properties Ltd.	610,000	1,115,035
Hang Seng Bank Ltd.	215,300	3,191,358
Henderson Land Development Co. Ltd.	299,003	1,064,667
HKT Trust & HKT Ltd., Class SS	1,215,000	1,596,840
Hong Kong & China Gas Co. Ltd.	3,577,040	3,176,164
Hong Kong Exchanges & Clearing Ltd.	364,600	15,137,062
Hongkong Land Holdings Ltd.(b)	365,600	1,627,079
Jardine Matheson Holdings Ltd.	40,700	1,967,509
Link REIT	730,960	4,781,126
MTR Corp. Ltd.	432,500	2,160,995
New World Development Co. Ltd.	483,916	1,290,544
Power Assets Holdings Ltd.	450,000	2,571,434
Sands China Ltd.(a)	708,800	2,538,509
Sino Land Co. Ltd.	1,996,000	2,689,752
SITC International Holdings Co. Ltd.	441,000	815,710
Sun Hung Kai Properties Ltd.	429,500	5,980,049
Swire Pacific Ltd., Class A	142,500	1,131,183
Swire Properties Ltd.	195,800	526,258
Techtronic Industries Co. Ltd.	415,000	4,489,672
WH Group Ltd.(c)	1,665,500	927,248
Wharf Real Estate Investment Co. Ltd.	476,200	2,746,109
Xinyi Glass Holdings Ltd.	547,000	1,000,758
		127,801,045
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	72,373	586,891
OTP Bank Nyrt	76,021	2,316,581
Richter Gedeon Nyrt	22,159	535,196
		3,438,668
India — 1.4%
Adani Enterprises Ltd.	47,032	1,111,919

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Adani Green Energy Ltd.(a)	62,167	$725,723
Adani Ports & Special Economic Zone Ltd.	80,226	670,665
Adani Total Gas Ltd.	57,354	664,591
Adani Transmission Ltd.(a)	49,532	624,750
Ambuja Cements Ltd.	189,376	920,890
Apollo Hospitals Enterprise Ltd.	33,497	1,854,230
Asian Paints Ltd.	127,684	4,544,065
Aurobindo Pharma Ltd.	107,404	811,922
Avenue Supermarts Ltd.(a)(c)	46,134	1,987,000
Axis Bank Ltd.	679,253	7,170,128
Bajaj Auto Ltd.	20,243	1,098,708
Bajaj Finance Ltd.	83,624	6,450,187
Bajaj Finserv Ltd.	133,620	2,222,939
Bandhan Bank Ltd.(a)(c)	184,727	520,197
Bharat Electronics Ltd.	1,096,358	1,388,502
Bharat Forge Ltd.	71,325	700,612
Bharat Petroleum Corp. Ltd.	261,167	1,143,111
Bharti Airtel Ltd.	721,037	7,058,479
Britannia Industries Ltd.	33,891	1,889,689
Cholamandalam Investment and Finance Co. Ltd.	138,320	1,478,472
Cipla Ltd.	150,970	1,679,620
Coal India Ltd.	347,942	994,507
Colgate-Palmolive India Ltd.	32,670	637,935
Container Corp. of India Ltd.	90,484	678,441
Dabur India Ltd.	164,873	1,076,105
Divi’s Laboratories Ltd.	43,168	1,729,384
DLF Ltd.	194,177	1,015,695
Dr. Reddy’s Laboratories Ltd.	38,002	2,291,612
Eicher Motors Ltd.	44,525	1,803,009
GAIL India Ltd.	677,920	891,086
Godrej Consumer Products Ltd.(a)	105,198	1,168,921
Godrej Properties Ltd.(a)	34,168	551,852
Grasim Industries Ltd.	85,330	1,799,504
Havells India Ltd.	85,052	1,282,962
HCL Technologies Ltd.	332,133	4,342,319
HDFC Life Insurance Co. Ltd.(c)	280,339	1,819,965
Hero MotoCorp Ltd.	36,249	1,136,728
Hindalco Industries Ltd.	421,636	2,262,264
Hindustan Unilever Ltd.	245,000	7,374,419
Housing Development Finance Corp. Ltd.	510,211	17,383,831
ICICI Bank Ltd.	1,598,271	18,030,233
ICICI Lombard General Insurance Co. Ltd.(c)	62,601	827,540
Indian Hotels Co. Ltd. (The)	225,717	938,832
Indian Railway Catering & Tourism Corp. Ltd.	77,246	585,571
Indraprastha Gas Ltd.	104,676	635,763
Info Edge India Ltd.	25,971	1,205,028
Infosys Ltd.	964,971	14,888,688
InterGlobe Aviation Ltd.(a)(c)	39,590	980,949
ITC Ltd.	967,234	5,043,894
JSW Steel Ltd.	269,404	2,397,025
Jubilant Foodworks Ltd.	122,975	674,432
Kotak Mahindra Bank Ltd.	182,680	4,347,794
Larsen & Toubro Infotech Ltd.(c)	30,540	1,659,973
Larsen & Toubro Ltd.	195,647	5,672,290
Lupin Ltd.	86,779	754,108
Mahindra & Mahindra Ltd.	239,479	3,603,119
Marico Ltd.	148,901	905,572
Maruti Suzuki India Ltd.	40,258	4,240,015
Nestle India Ltd.	8,864	2,361,358
NTPC Ltd.	1,138,447	2,401,179
Security	Shares	Value

India (continued)
Oil & Natural Gas Corp. Ltd.	689,900	$1,345,478
Page Industries Ltd.	1,783	880,834
PI Industries Ltd.	23,399	970,462
Pidilite Industries Ltd.	44,530	1,320,232
Power Grid Corp. of India Ltd.	770,934	2,241,726
Reliance Industries Ltd.	845,561	25,110,748
Samvardhana Motherson International Ltd.	510,553	459,861
SBI Life Insurance Co. Ltd.(c)	137,713	1,924,048
Shree Cement Ltd.	3,083	919,237
Shriram Transport Finance Co. Ltd.	70,080	1,145,330
Siemens Ltd.	22,438	948,392
SRF Ltd.	45,010	1,402,618
State Bank of India	564,646	4,009,799
Sun Pharmaceutical Industries Ltd.	281,619	3,406,503
Tata Consultancy Services Ltd.	269,403	10,651,298
Tata Consumer Products Ltd.	193,962	1,814,740
Tata Elxsi Ltd.	11,992	978,551
Tata Motors Ltd.(a)	507,260	3,026,541
Tata Power Co. Ltd. (The)	447,592	1,105,567
Tata Steel Ltd.	2,210,702	2,930,879
Tech Mahindra Ltd.	196,538	2,473,073
Titan Co. Ltd.	107,191	3,472,910
Trent Ltd.	69,964	1,172,798
Tube Investments of India Ltd.	36,042	1,143,493
TVS Motor Co. Ltd.	136,677	1,907,937
UltraTech Cement Ltd.	30,212	2,796,848
UPL Ltd.	162,998	1,479,324
Varun Beverages Ltd.	67,274	1,192,348
Vedanta Ltd.	221,160	758,667
Wipro Ltd.	402,928	1,907,908
Zomato Ltd.(a)	884,784	707,519
		254,715,970
Indonesia — 0.2%
Adaro Energy Indonesia Tbk PT	4,744,900	1,015,712
Aneka Tambang Tbk	2,375,500	341,727
Astra International Tbk PT	7,225,000	3,332,668
Bank Central Asia Tbk PT	13,298,900	8,230,037
Bank Mandiri Persero Tbk PT	10,053,128	3,553,778
Bank Negara Indonesia Persero Tbk PT	3,236,288	2,085,620
Bank Rakyat Indonesia Persero Tbk PT	19,223,130	6,698,860
Barito Pacific Tbk PT	7,625,694	434,854
Charoen Pokphand Indonesia Tbk PT	2,631,545	823,872
Indah Kiat Pulp & Paper Tbk PT	682,500	362,663
Indofood Sukses Makmur Tbk PT	2,813,500	1,238,425
Kalbe Farma Tbk PT	8,902,700	1,288,966
Merdeka Copper Gold Tbk PT(a)	4,902,032	1,322,366
Semen Indonesia Persero Tbk PT	1,662,902	676,344
Sumber Alfaria Trijaya Tbk PT	6,450,500	1,275,471
Telkom Indonesia Persero Tbk PT	12,649,900	3,664,026
Unilever Indonesia Tbk PT	2,833,500	851,067
United Tractors Tbk PT	790,806	1,561,110
		38,757,566
Ireland — 0.5%
Bank of Ireland Group PLC	196,965	2,037,192
CRH PLC	245,412	11,842,107
Flutter Entertainment PLC, Class DI(a)	43,929	8,777,787
Kerry Group PLC, Class A	58,976	6,211,624
Kingspan Group PLC	35,332	2,448,498
Linde PLC	146,009	53,943,025

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	95,513	$3,538,674
		88,798,907
Israel — 0.2%
Azrieli Group Ltd.	10,219	595,933
Bank Hapoalim BM	363,470	3,131,145
Bank Leumi Le-Israel BM	380,251	3,014,129
Bezeq The Israeli Telecommunication Corp. Ltd.	399,925	544,468
Check Point Software Technologies Ltd.(a)(b)	31,285	3,984,458
CyberArk Software Ltd.(a)(b)	13,861	1,727,081
Elbit Systems Ltd.	9,213	1,705,508
ICL Group Ltd.	294,148	1,826,901
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	297,531	1,478,682
Mizrahi Tefahot Bank Ltd.(b)	69,917	2,292,806
Nice Ltd.(a)	19,717	4,041,583
Teva Pharmaceutical Industries Ltd., ADR(a)	329,547	2,876,945
Tower Semiconductor Ltd.(a)(b)	32,626	1,438,540
Wix.com Ltd.(a)	17,122	1,493,552
		30,151,735
Italy — 0.6%
Amplifon SpA	33,676	1,236,242
Assicurazioni Generali SpA	297,395	6,194,178
DiaSorin SpA	7,356	798,955
Enel SpA	2,274,585	15,540,225
Eni SpA	712,721	10,767,374
Ferrari NV	37,595	10,475,785
FinecoBank Banca Fineco SpA	157,406	2,385,911
Infrastrutture Wireless Italiane SpA(c)	45,609	633,031
Intesa Sanpaolo SpA	4,566,274	12,006,521
Mediobanca Banca di Credito Finanziario SpA	238,718	2,563,636
Moncler SpA	42,539	3,155,593
Nexi SpA(a)(c)	149,406	1,238,843
Poste Italiane SpA(c)	103,000	1,071,915
Prysmian SpA	116,834	4,781,505
Recordati Industria Chimica e Farmaceutica SpA	53,495	2,462,504
Snam SpA	682,539	3,793,331
Stellantis NV	597,332	9,907,690
Telecom Italia SpA/Milano(a)(b)	3,175,713	934,017
Tenaris SA	163,553	2,339,670
Terna - Rete Elettrica Nazionale	613,962	5,314,296
UniCredit SpA	558,136	11,059,731
		108,660,953
Japan — 5.4%
Advantest Corp.	56,500	4,403,151
Aeon Co. Ltd.	178,500	3,638,187
AGC Inc.	58,300	2,173,707
Aisin Corp.	44,000	1,291,464
Ajinomoto Co. Inc.	131,900	4,743,698
ANA Holdings Inc.(a)	37,000	807,083
Asahi Group Holdings Ltd.	128,800	4,976,069
Asahi Intecc Co. Ltd.	77,900	1,409,697
Asahi Kasei Corp.	400,400	2,828,088
Astellas Pharma Inc.	528,300	7,958,606
Azbil Corp.	39,900	1,115,873
Bandai Namco Holdings Inc.	167,100	3,795,745
BayCurrent Consulting Inc.	42,000	1,459,919
Bridgestone Corp.	158,600	6,369,113
Brother Industries Ltd.	80,500	1,264,272
Canon Inc.	247,500	5,894,793
Security	Shares	Value

Japan (continued)
Capcom Co. Ltd.	63,100	$2,371,147
Central Japan Railway Co.	35,400	4,382,473
Chubu Electric Power Co. Inc.	180,700	2,015,231
Chugai Pharmaceutical Co. Ltd.	193,500	4,993,391
Concordia Financial Group Ltd.	310,400	1,177,769
CyberAgent Inc.	119,900	1,046,319
Dai Nippon Printing Co. Ltd.	67,200	1,931,738
Daifuku Co. Ltd.	99,600	1,835,108
Dai-ichi Life Holdings Inc.	301,400	5,606,271
Daiichi Sankyo Co. Ltd.	500,300	17,167,597
Daikin Industries Ltd.	71,000	12,895,806
Daito Trust Construction Co. Ltd.	17,400	1,649,132
Daiwa House Industry Co. Ltd.	129,500	3,300,758
Daiwa House REIT Investment Corp.	631	1,342,559
Daiwa Securities Group Inc.	419,400	1,947,984
Denso Corp.	119,900	7,237,594
Dentsu Group Inc.	66,500	2,396,315
Disco Corp.	27,000	3,074,090
East Japan Railway Co.	96,700	5,533,329
Eisai Co. Ltd.	81,100	4,679,738
ENEOS Holdings Inc.	900,980	3,205,258
FANUC Corp.	265,700	8,973,006
Fast Retailing Co. Ltd.	48,600	11,508,560
Fuji Electric Co. Ltd.	40,700	1,642,875
FUJIFILM Holdings Corp.	104,600	5,451,746
Fujitsu Ltd.	53,900	7,183,642
GLP J-Reit	1,211	1,383,658
GMO Payment Gateway Inc.	14,200	1,110,607
Hakuhodo DY Holdings Inc.	70,500	830,725
Hamamatsu Photonics KK	33,300	1,765,361
Hankyu Hanshin Holdings Inc.	70,300	2,194,856
Hikari Tsushin Inc.	6,500	886,893
Hirose Electric Co. Ltd.	9,200	1,241,621
Hitachi Construction Machinery Co. Ltd.	31,000	763,898
Hitachi Ltd.	263,400	14,569,869
Honda Motor Co. Ltd.	449,000	11,908,837
Hoshizaki Corp.	41,300	1,454,634
Hoya Corp.	105,700	11,083,171
Hulic Co. Ltd.	124,800	1,074,534
Ibiden Co. Ltd.	36,500	1,436,137
Idemitsu Kosan Co. Ltd.	65,400	1,392,565
Iida Group Holdings Co. Ltd.	36,200	643,610
Inpex Corp.	319,800	3,499,586
Isuzu Motors Ltd.	173,100	2,044,141
ITOCHU Corp.	328,300	10,891,306
Itochu Techno-Solutions Corp.	33,500	867,502
Japan Airlines Co. Ltd.	42,000	801,217
Japan Exchange Group Inc.	174,400	2,831,869
Japan Metropolitan Fund Invest	2,328	1,704,597
Japan Post Bank Co. Ltd.	426,900	3,409,038
Japan Post Holdings Co. Ltd.	673,600	5,545,025
Japan Post Insurance Co. Ltd.	50,200	815,202
Japan Real Estate Investment Corp.	361	1,430,426
Japan Tobacco Inc.	322,700	6,943,494
JFE Holdings Inc.	141,700	1,676,353
JSR Corp.	63,100	1,464,137
Kajima Corp.	124,100	1,641,910
Kansai Electric Power Co. Inc. (The)	224,100	2,419,094
Kao Corp.	135,400	5,471,306
KDDI Corp.	471,700	14,725,592

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Keio Corp.	32,800	$1,218,190
Keisei Electric Railway Co. Ltd.	43,200	1,524,481
Keyence Corp.	55,800	25,163,349
Kikkoman Corp.	44,800	2,653,669
Kintetsu Group Holdings Co. Ltd.	55,300	1,866,777
Kirin Holdings Co. Ltd.	234,700	3,812,775
Kobayashi Pharmaceutical Co. Ltd.	18,400	1,148,197
Kobe Bussan Co. Ltd.	45,000	1,258,578
Koei Tecmo Holdings Co. Ltd.	68,200	1,254,182
Koito Manufacturing Co. Ltd.	62,800	1,214,769
Komatsu Ltd.	249,900	6,214,980
Konami Group Corp.(b)	28,100	1,382,631
Kose Corp.	9,700	1,131,943
Kubota Corp.	301,900	4,574,688
Kurita Water Industries Ltd.	38,800	1,626,063
Kyocera Corp.	100,700	5,285,494
Kyowa Kirin Co. Ltd.	80,900	1,800,136
Lasertec Corp.	24,200	3,292,314
Lixil Corp.	77,400	1,218,356
M3 Inc.	128,700	3,159,066
Makita Corp.	62,900	1,774,452
Marubeni Corp.	441,500	6,266,293
MatsukiyoCocokara & Co.	30,100	1,611,850
Mazda Motor Corp.	161,000	1,456,967
McDonald’s Holdings Co. Japan Ltd.(b)	35,500	1,478,938
MEIJI Holdings Co. Ltd.	73,200	1,766,295
MINEBEA MITSUMI Inc.	116,500	2,157,420
MISUMI Group Inc.	95,500	2,409,197
Mitsubishi Chemical Group Corp.	347,700	2,039,831
Mitsubishi Corp.	357,000	13,236,080
Mitsubishi Electric Corp.	510,600	6,330,869
Mitsubishi Estate Co. Ltd.	306,600	3,778,631
Mitsubishi Heavy Industries Ltd.	94,800	3,594,838
Mitsubishi UFJ Financial Group Inc.	3,372,800	21,112,153
Mitsui & Co. Ltd.	402,400	12,562,408
Mitsui Chemicals Inc.	45,000	1,138,545
Mitsui Fudosan Co. Ltd.	235,100	4,669,558
Mitsui OSK Lines Ltd.	103,500	2,565,828
Mizuho Financial Group Inc.	673,890	9,768,594
MonotaRO Co. Ltd.	88,700	1,341,933
MS&AD Insurance Group Holdings Inc.	127,700	4,191,408
Murata Manufacturing Co. Ltd.	165,200	9,372,816
NEC Corp.	64,700	2,488,058
Nexon Co. Ltd.	139,700	3,155,872
NGK Insulators Ltd.	79,500	997,870
Nidec Corp.	128,000	6,333,704
Nihon M&A Center Holdings Inc.	107,100	818,656
Nintendo Co. Ltd.	316,600	13,385,015
Nippon Building Fund Inc.	505	2,117,574
Nippon Express Holdings Inc.	16,900	991,725
Nippon Paint Holdings Co. Ltd.	274,100	2,472,995
Nippon Prologis REIT Inc.	245	558,128
Nippon Sanso Holdings Corp.	55,200	995,956
Nippon Shinyaku Co. Ltd.	20,300	928,292
Nippon Steel Corp.	240,834	5,143,590
Nippon Telegraph & Telephone Corp.	351,400	10,722,612
Nippon Yusen KK	146,000	3,451,278
Nissan Chemical Corp.	39,700	1,764,349
Nissan Motor Co. Ltd.	650,800	2,373,100
Nisshin Seifun Group Inc.	71,500	866,684
Security	Shares	Value

Japan (continued)
Nissin Foods Holdings Co. Ltd.	11,600	$1,118,379
Nitori Holdings Co. Ltd.	24,100	3,068,793
Nitto Denko Corp.	38,300	2,476,027
Nomura Holdings Inc.	908,700	3,257,599
Nomura Real Estate Holdings Inc.	26,300	655,370
Nomura Real Estate Master Fund Inc.	1,298	1,518,797
Nomura Research Institute Ltd.	121,600	3,059,401
NTT Data Corp.	194,600	2,643,280
Obayashi Corp.	190,500	1,588,155
Obic Co. Ltd.	20,600	3,173,948
Odakyu Electric Railway Co. Ltd.	91,200	1,273,910
Oji Holdings Corp.	194,000	762,361
Olympus Corp.	347,300	6,079,978
Omron Corp.	55,700	3,267,313
Ono Pharmaceutical Co. Ltd.	120,300	2,422,252
Open House Group Co. Ltd.	28,800	1,151,215
Oracle Corp. Japan.	16,100	1,155,477
Oriental Land Co. Ltd./Japan	286,300	10,131,921
ORIX Corp.	357,600	6,083,678
Osaka Gas Co. Ltd.	119,600	1,978,327
Otsuka Corp.	30,800	1,121,090
Otsuka Holdings Co. Ltd.	113,000	3,844,345
Pan Pacific International Holdings Corp.	117,900	2,203,189
Panasonic Holdings Corp.	633,500	5,966,796
Persol Holdings Co. Ltd.	64,000	1,319,642
Rakuten Group Inc.	257,000	1,281,903
Recruit Holdings Co. Ltd.	411,300	11,538,439
Renesas Electronics Corp.(a)	347,300	4,526,170
Resona Holdings Inc.	622,100	3,100,522
Ricoh Co. Ltd.	195,100	1,615,375
Rohm Co. Ltd.	24,800	1,867,146
SBI Holdings Inc.	95,330	1,861,867
SCSK Corp.	53,300	804,713
Secom Co. Ltd.	56,800	3,637,131
Seiko Epson Corp.	85,400	1,306,085
Sekisui Chemical Co. Ltd.	129,800	1,847,372
Sekisui House Ltd.	161,800	3,326,388
Seven & i Holdings Co. Ltd.	210,300	9,530,258
SG Holdings Co. Ltd.	96,900	1,394,373
Sharp Corp./Japan(a)(b)	53,700	382,720
Shimadzu Corp.	75,900	2,373,906
Shimano Inc.	21,300	3,294,096
Shimizu Corp.	141,500	864,141
Shin-Etsu Chemical Co. Ltd.	542,600	15,483,534
Shionogi & Co. Ltd.	80,200	3,590,116
Shiseido Co. Ltd.	113,400	5,684,264
Shizuoka Financial Group Inc., NVS	133,200	1,004,015
SMC Corp.	16,600	8,279,164
SoftBank Corp.	813,300	9,156,790
SoftBank Group Corp.	338,500	12,694,567
Sompo Holdings Inc.	66,700	2,783,364
Sony Group Corp.	357,400	32,335,300
Square Enix Holdings Co. Ltd.	28,400	1,397,539
Subaru Corp.	168,400	2,748,593
SUMCO Corp.	102,000	1,404,708
Sumitomo Chemical Co. Ltd.	396,900	1,341,212
Sumitomo Corp.	343,700	6,160,085
Sumitomo Electric Industries Ltd.	214,200	2,733,675
Sumitomo Metal Mining Co. Ltd.	71,400	2,635,281
Sumitomo Mitsui Financial Group Inc.	354,800	14,501,961

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Mitsui Trust Holdings Inc.	95,508	$3,442,843
Sumitomo Realty & Development Co. Ltd.	80,300	1,874,943
Suntory Beverage & Food Ltd.	41,700	1,569,812
Suzuki Motor Corp.	105,400	3,675,134
Sysmex Corp.	49,700	3,196,862
T&D Holdings Inc.	172,800	2,116,169
Taisei Corp.	53,000	1,802,578
Takeda Pharmaceutical Co. Ltd.	427,134	14,163,394
TDK Corp.	108,600	3,733,548
Terumo Corp.	191,200	5,725,633
TIS Inc.	77,600	2,130,874
Tobu Railway Co. Ltd.	63,900	1,631,098
Toho Co. Ltd./Tokyo	35,500	1,410,292
Tokio Marine Holdings Inc.	541,700	10,891,972
Tokyo Electric Power Co. Holdings Inc.(a)	457,400	1,639,968
Tokyo Electron Ltd.	120,300	13,775,010
Tokyo Gas Co. Ltd.	115,100	2,357,596
Tokyu Corp.	156,000	2,202,100
Toppan Inc.	95,700	2,034,462
Toray Industries Inc.	421,600	2,389,333
Toshiba Corp.	110,900	3,573,173
Tosoh Corp.	64,600	863,075
TOTO Ltd.	37,700	1,289,405
Toyota Industries Corp.	38,900	2,260,786
Toyota Motor Corp.	3,012,900	41,367,189
Toyota Tsusho Corp.	56,400	2,344,395
Trend Micro Inc./Japan	43,400	2,120,674
Unicharm Corp.	117,700	4,751,538
USS Co. Ltd.	66,100	1,110,743
Welcia Holdings Co. Ltd.	33,600	703,485
West Japan Railway Co.	62,100	2,691,523
Yakult Honsha Co. Ltd.	40,500	3,046,165
Yamaha Corp.	40,500	1,596,089
Yamaha Motor Co. Ltd.	91,300	2,367,522
Yamato Holdings Co. Ltd.	77,700	1,334,698
Yaskawa Electric Corp.	84,100	3,425,026
Yokogawa Electric Corp.	75,900	1,232,676
Z Holdings Corp.	761,100	2,084,836
ZOZO Inc.	39,200	824,938
		956,152,245
Jersey — 0.1%
Ferguson PLC	67,186	9,461,133
Kuwait — 0.1%
Agility Public Warehousing Co. KSC	595,872	1,209,497
Boubyan Bank KSCP	1,375,429	3,037,595
Kuwait Finance House KSCP	1,660,840	4,058,411
Mabanee Co. KPSC	379,518	945,929
Mobile Telecommunications Co. KSCP	1,368,807	2,550,823
National Bank of Kuwait SAKP	1,552,276	5,096,136
		16,898,391
Malaysia — 0.2%
Axiata Group Bhd(b)	352,300	236,714
CIMB Group Holdings Bhd	1,838,800	2,089,100
Dialog Group Bhd	1,788,500	920,782
DiGi.Com Bhd(b)	1,844,900	1,822,068
Genting Bhd(b)	1,255,000	1,325,563
Genting Malaysia Bhd	423,900	258,177
Hong Leong Bank Bhd	285,800	1,291,623
Hong Leong Financial Group Bhd(b)	424,000	1,722,426
Security	Shares	Value

Malaysia (continued)
IHH Healthcare Bhd	1,389,200	$1,787,713
Kuala Lumpur Kepong Bhd	81,700	394,616
Malayan Banking Bhd	894,200	1,737,681
Malaysia Airports Holdings Bhd(b)	516,900	818,095
Maxis Bhd(b)	1,259,500	1,244,216
MISC Bhd	396,500	649,779
Petronas Chemicals Group Bhd	600,100	954,968
Petronas Gas Bhd	484,100	1,834,164
PPB Group Bhd	177,200	645,953
Press Metal Aluminium Holdings Bhd	1,542,500	1,787,415
Public Bank Bhd	3,739,150	3,265,209
Sime Darby Plantation Bhd	359,500	346,013
Telekom Malaysia Bhd	435,600	485,314
Tenaga Nasional Bhd(b)	697,200	1,392,542
Top Glove Corp. Bhd(a)(b)	1,424,100	314,049
		27,324,180
Mexico — 0.3%
America Movil SAB de CV	8,907,700	9,606,513
Banco del Bajio SA(c)	196,400	646,128
Cemex SAB de CV, NVS(a)	5,364,054	3,222,102
Coca-Cola Femsa SAB de CV	76,900	634,849
Fibra Uno Administracion SA de CV	606,100	837,372
Fomento Economico Mexicano SAB de CV	615,100	5,984,220
Gruma SAB de CV, Class B	46,025	720,421
Grupo Aeroportuario del Pacifico SAB de CV, Class B	101,900	1,812,998
Grupo Aeroportuario del Sureste SAB de CV, Class B	45,435	1,304,081
Grupo Bimbo SAB de CV, Series A	369,400	1,978,543
Grupo Carso SAB de CV, Series A1(b)	120,300	679,065
Grupo Financiero Banorte SAB de CV, Class O	800,400	6,921,560
Grupo Financiero Inbursa SAB de CV, Class O(a)(b)	615,700	1,498,542
Grupo Mexico SAB de CV, Series B	1,068,428	5,253,746
Grupo Televisa SAB, CPO	842,500	854,707
Industrias Penoles SAB de CV(a)(b)	32,305	496,429
Kimberly-Clark de Mexico SAB de CV, Class A	306,900	696,092
Orbia Advance Corp. SAB de CV	645,523	1,487,114
Wal-Mart de Mexico SAB de CV	1,553,000	6,261,407
		50,895,889
Netherlands — 1.2%
ABN AMRO Bank NV, CVA(c)	125,802	2,016,261
Adyen NV(a)(c)	6,193	9,951,235
Aegon NV	575,634	2,626,460
AerCap Holdings NV(a)	32,450	1,828,882
Akzo Nobel NV	59,011	4,895,449
ASM International NV	13,135	4,768,654
ASML Holding NV	115,551	73,330,095
Davide Campari-Milano NV	245,917	3,169,248
EXOR NV, NVS(a)	20,011	1,646,887
Heineken Holding NV	38,158	3,662,449
Heineken NV	74,670	8,573,996
IMCD NV	16,004	2,409,231
ING Groep NV(a)	1,059,311	13,137,879
Just Eat Takeaway.com NV(a)(c)	58,249	1,021,455
Koninklijke Ahold Delhaize NV	299,706	10,305,285
Koninklijke KPN NV	936,984	3,417,073
Koninklijke Philips NV	262,113	5,533,732
NEPI Rockcastle NV	98,053	592,526
NN Group NV	82,490	3,076,082
NXP Semiconductors NV	75,563	12,372,686
OCI NV	27,390	721,736

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Prosus NV	227,585	$17,030,993
QIAGEN NV(a)	55,502	2,482,091
Randstad NV	23,695	1,287,486
Universal Music Group NV	215,196	4,701,477
Wolters Kluwer NV	80,879	10,715,957
		205,275,305
New Zealand — 0.1%
Auckland International Airport Ltd.(a)	541,698	2,965,989
EBOS Group Ltd.	18,858	517,520
Fisher & Paykel Healthcare Corp. Ltd.	188,052	3,225,638
Meridian Energy Ltd.	290,209	982,847
Spark New Zealand Ltd.	839,927	2,721,490
		10,413,484
Norway — 0.2%
Adevinta ASA(a)	72,829	560,999
Aker BP ASA	98,215	2,347,909
DNB Bank ASA	278,111	4,891,994
Equinor ASA	291,418	8,390,219
Gjensidige Forsikring ASA	33,914	590,773
Kongsberg Gruppen ASA	27,528	1,236,441
Mowi ASA	107,419	2,049,478
Norsk Hydro ASA	410,765	3,022,845
Orkla ASA	257,880	1,853,585
Salmar ASA	16,268	722,763
Telenor ASA	225,662	2,815,842
Yara International ASA	62,238	2,506,251
		30,989,099
Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	87,140	616,080
Credicorp Ltd.	20,091	2,721,928
Southern Copper Corp.	22,859	1,756,257
		5,094,265
Philippines — 0.1%
Aboitiz Equity Ventures Inc.	928,530	919,379
ACEN Corp.	116,662	12,700
Ayala Corp.	51,850	600,550
Ayala Land Inc.	2,724,800	1,316,899
Bank of the Philippine Islands	851,529	1,656,299
BDO Unibank Inc.	1,228,366	3,201,790
JG Summit Holdings Inc.	576,359	529,090
Jollibee Foods Corp.	281,590	1,145,132
Metropolitan Bank & Trust Co.	571,630	605,538
Monde Nissin Corp.(c)	873,200	147,636
PLDT Inc.	16,515	359,379
SM Investments Corp.	70,920	1,149,216
SM Prime Holdings Inc.	4,532,625	2,784,329
		14,427,937
Poland — 0.1%
Allegro.eu SA (a)(c)	122,096	962,389
Bank Polska Kasa Opieki SA	66,306	1,534,127
CD Projekt SA	16,970	463,054
Cyfrowy Polsat SA	228,075	956,498
Dino Polska SA(a)(c)	14,477	1,476,411
KGHM Polska Miedz SA	59,078	1,699,412
LPP SA	271	781,209
Polski Koncern Naftowy ORLEN SA	142,409	2,172,637
Powszechna Kasa Oszczednosci Bank Polski SA	315,579	2,440,073
Security	Shares	Value

Poland (continued)
Powszechny Zaklad Ubezpieczen SA	129,309	$1,191,309
		13,677,119
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)	3	—
EDP - Energias de Portugal SA	1,025,936	5,652,905
Galp Energia SGPS SA	131,096	1,584,124
Jeronimo Martins SGPS SA	91,172	2,300,745
		9,537,774
Qatar — 0.1%
Industries Qatar QSC	423,320	1,489,191
Masraf Al Rayan QSC	3,723,500	2,623,507
Mesaieed Petrochemical Holding Co.	1,233,545	673,788
Ooredoo QPSC	668,106	1,815,143
Qatar Islamic Bank SAQ	490,464	2,420,076
Qatar National Bank QPSC	1,290,263	5,454,505
		14,476,210
Russia — 0.0%
Alrosa PJSC(a)(d)	472,000	59
Gazprom PJSC(d)	3,457,370	432
Inter RAO UES PJSC(d)	11,798,500	1,475
LUKOIL PJSC(d)	127,513	16
Magnit PJSC(a)(d)	16,753	2
Magnit PJSC, GDR(d)	3	—
MMC Norilsk Nickel PJSC(d)	19,665	3
Mobile TeleSystems PJSC(d)	482,206	60
Moscow Exchange MICEX-RTS PJSC(a)(d)	490,370	61
Novatek PJSC(d)	290,740	36
Novolipetsk Steel PJSC(a)(d)	316,690	40
PhosAgro PJSC(d)	26,470	3
PhosAgro PJSC, New(d)	511	5
Polymetal International PLC(a)(d)	71,803	9
Polyus PJSC(a)(d)	9,781	1
Rosneft Oil Co. PJSC(d)	352,530	44
Sberbank of Russia PJSC(a)(d)	2,557,600	320
Severstal PAO(a)(d)	47,814	6
Surgutneftegas PJSC(d)	2,443,710	306
Tatneft PJSC(d)	397,511	50
TCS Group Holding PLC, GDR(a)(d)	35,279	5
X5 Retail Group NV, GDR(a)(d)	24,002	3
Yandex NV(a)(d)	90,278	11
		2,947
Saudi Arabia — 0.5%
ACWA Power Co.	25,049	1,053,728
Al Rajhi Bank	539,750	11,140,411
Alinma Bank	554,003	4,716,374
Almarai Co. JSC	126,244	1,991,539
AngloGold Ashanti Ltd.	109,059	2,914,772
Arab National Bank	150,946	1,106,833
Bank AlBilad(a)	126,339	1,408,122
Bank Al-Jazira	346,952	1,815,428
Banque Saudi Fransi	261,011	2,708,295
Bupa Arabia for Cooperative Insurance Co.	18,714	882,714
Dar Al Arkan Real Estate Development Co.(a)	168,874	728,986
Dr Sulaiman Al Habib Medical Services Group Co.	25,265	1,940,753
Etihad Etisalat Co.	113,443	1,399,145
Rabigh Refining & Petrochemical Co.(a)	90,299	269,170
Reinet Investments SCA	31,273	683,877
Riyad Bank	562,084	4,533,436
SABIC Agri-Nutrients Co.	79,603	2,862,136

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Sahara International Petrochemical Co.	107,561	$1,121,532
Saudi Arabian Mining Co.(a)	272,358	5,094,943
Saudi Arabian Oil Co.(c)	572,758	5,520,848
Saudi Basic Industries Corp.	230,749	5,709,344
Saudi British Bank (The)	238,874	2,319,162
Saudi Electricity Co.	506,049	3,280,645
Saudi Industrial Investment Group	37,190	253,621
Saudi Investment Bank (The)	73,131	320,958
Saudi Kayan Petrochemical Co.(a)	167,831	569,748
Saudi National Bank (The)	693,967	9,108,079
Saudi Research & Media Group(a)	7,715	433,827
Saudi Tadawul Group Holding Co.	13,772	618,116
Saudi Telecom Co.	430,828	5,185,434
Savola Group (The)	56,665	482,671
Yanbu National Petrochemical Co.	23,046	276,688
		82,451,335
Singapore — 0.4%
CapitaLand Ascendas REIT	1,504,279	3,237,093
CapitaLand Ascott Trust	80,324	65,216
CapitaLand Integrated Commercial Trust	2,243,332	3,425,429
Capitaland Investment Ltd/Singapore	1,409,200	3,944,666
City Developments Ltd.	111,500	583,289
DBS Group Holdings Ltd.	473,700	11,705,105
Genting Singapore Ltd.(b)	2,843,000	2,418,611
Grab Holdings Ltd., Class A(a)(b)	373,724	1,087,537
Jardine Cycle & Carriage Ltd.	30,000	764,062
Keppel Corp. Ltd.	628,200	2,916,975
Mapletree Logistics Trust	686,945	898,983
Mapletree Pan Asia Commercial Trust	546,400	723,788
Oversea-Chinese Banking Corp. Ltd.(b)	771,000	7,294,341
Sea Ltd., ADR(a)(b)	101,399	7,723,562
Sembcorp Marine Ltd.(a)	12,262,130	1,143,599
Singapore Airlines Ltd.(b)	356,300	1,567,110
Singapore Exchange Ltd.	64,300	462,743
Singapore Technologies Engineering Ltd.	463,500	1,261,797
Singapore Telecommunications Ltd.	2,030,700	3,891,534
United Overseas Bank Ltd.	317,800	6,749,421
UOL Group Ltd.	86,200	449,694
Venture Corp. Ltd.(b)	95,900	1,225,195
Wilmar International Ltd.	425,000	1,255,329
		64,795,079
South Africa — 0.4%
Absa Group Ltd.	185,233	1,801,903
Anglo American Platinum Ltd.	13,615	807,212
Aspen Pharmacare Holdings Ltd.	105,329	1,054,219
Bid Corp. Ltd.	139,820	3,182,018
Bidvest Group Ltd. (The)	85,142	1,166,179
Capitec Bank Holdings Ltd.	26,712	2,326,021
Clicks Group Ltd.	54,661	798,856
Discovery Ltd.(a)	94,243	740,703
Exxaro Resources Ltd.	51,288	538,899
FirstRand Ltd.	1,216,249	4,286,392
Foschini Group Ltd. (The)	60,120	311,740
Gold Fields Ltd.	299,113	4,661,172
Growthpoint Properties Ltd.	1,951,969	1,358,402
Harmony Gold Mining Co. Ltd.	144,356	676,229
Impala Platinum Holdings Ltd.	248,574	2,420,066
Kumba Iron Ore Ltd.	15,618	379,778
Mr. Price Group Ltd.	118,684	975,944
Security	Shares	Value

South Africa (continued)
MTN Group Ltd.	525,369	$3,690,090
MultiChoice Group	164,277	1,028,185
Naspers Ltd., Class N	64,299	11,462,045
Nedbank Group Ltd.	170,030	1,961,724
Northam Platinum Holdings Ltd.(a)	118,490	1,159,735
Old Mutual Ltd.	1,608,743	1,023,325
Remgro Ltd.	71,193	544,986
Sanlam Ltd.	941,221	2,903,545
Sasol Ltd.	176,276	2,295,483
Shoprite Holdings Ltd.	121,530	1,483,153
Sibanye Stillwater Ltd.	686,472	1,517,675
Standard Bank Group Ltd.	386,178	3,620,703
Vodacom Group Ltd.	119,982	822,399
Woolworths Holdings Ltd.	424,057	1,507,990
		62,506,771
South Korea — 1.2%
Amorepacific Corp.(b)	11,172	1,033,651
BGF retail Co. Ltd.	4,415	615,952
Celltrion Healthcare Co. Ltd.	30,864	1,608,822
Celltrion Inc.	30,430	3,666,495
CJ CheilJedang Corp.(a)	4,132	956,839
CJ Corp.	13,835	947,292
Coway Co. Ltd.	19,782	726,325
DB Insurance Co. Ltd.	8,850	556,325
Doosan Enerbility Co. Ltd.(a)	126,042	1,579,303
Ecopro BM Co. Ltd.(b)	14,419	2,895,473
Hana Financial Group Inc.	105,927	3,328,611
Hankook Tire & Technology Co. Ltd.	34,324	886,482
Hanmi Pharm Co. Ltd.	2,975	719,548
Hanwha Solutions Corp.(a)	31,490	1,133,103
HD Hyundai Co. Ltd.	26,625	1,180,644
HLB Inc.(a)(b)	39,420	1,047,636
HMM Co. Ltd.	81,627	1,250,303
Hotel Shilla Co. Ltd.	7,699	470,368
HYBE Co. Ltd.(a)	5,046	1,020,389
Hyundai Engineering & Construction Co. Ltd.	16,025	493,052
Hyundai Glovis Co. Ltd.	8,145	999,152
Hyundai Heavy Industries Co. Ltd.(a)	4,954	407,585
Hyundai Mipo Dockyard Co. Ltd.(a)(b)	6,909	380,310
Hyundai Mobis Co. Ltd.(b)	19,558	3,185,221
Hyundai Motor Co.	48,264	7,149,312
Hyundai Steel Co.	39,849	1,089,577
Iljin Materials Co. Ltd.	6,777	306,596
Kakao Corp.(b)	94,110	4,121,033
Kakao Games Corp.(a)(b)	10,566	321,061
KakaoBank Corp.	41,268	683,213
Kangwon Land Inc.	26,358	373,372
KB Financial Group Inc.	108,365	4,022,097
Kia Corp.	76,069	4,817,698
Korea Aerospace Industries Ltd.	29,765	1,222,622
Korea Electric Power Corp.(a)	79,715	1,112,934
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	15,211	967,485
Korea Zinc Co. Ltd.	3,812	1,465,171
Korean Air Lines Co. Ltd.	38,811	665,751
Krafton Inc.(a)	8,113	1,171,966
KT&G Corp.	35,384	2,267,456
Kumho Petrochemical Co. Ltd.	5,515	563,956
L&F Co. Ltd.(b)	7,635	1,524,038
LG Chem Ltd.	14,656	8,141,162
LG Corp.	29,978	1,962,106

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
LG Display Co. Ltd.(a)(b)	89,675	$999,679
LG Electronics Inc.	33,916	2,785,111
LG Energy Solution(a)	9,433	4,111,236
LG H&H Co. Ltd.	3,141	1,466,678
LG Innotek Co. Ltd.	4,287	853,245
LG Uplus Corp.	34,211	282,185
Lotte Chemical Corp.	7,647	963,805
Lotte Shopping Co. Ltd.	4,367	261,095
Mirae Asset Securities Co. Ltd.(b)	256,453	1,332,509
NAVER Corp.	36,038	5,221,016
NCSoft Corp.	4,936	1,396,751
Netmarble Corp.(a)(c)	7,710	375,417
Orion Corp./Republic of Korea	12,006	1,301,639
Pearl Abyss Corp.(a)	9,872	319,712
POSCO Chemical Co. Ltd.(b)	8,747	2,201,773
POSCO Holdings Inc.	20,516	5,806,123
Samsung Biologics Co. Ltd.(a)(c)	5,663	3,312,050
Samsung C&T Corp.	28,796	2,364,850
Samsung Electro-Mechanics Co. Ltd.	11,547	1,248,753
Samsung Electronics Co. Ltd.	1,343,739	66,117,449
Samsung Engineering Co. Ltd.(a)	41,262	900,628
Samsung Fire & Marine Insurance Co. Ltd.	12,946	2,177,856
Samsung Heavy Industries Co. Ltd.(a)	224,945	958,222
Samsung SDI Co. Ltd.	16,568	8,598,324
Samsung SDS Co. Ltd.	7,375	648,474
Samsung Securities Co. Ltd.	4,566	115,907
Shinhan Financial Group Co. Ltd.	112,452	2,944,039
SK Biopharmaceuticals Co. Ltd.(a)	13,299	687,709
SK Bioscience Co. Ltd.(a)(b)	7,065	373,364
SK Hynix Inc.(b)	158,299	10,650,908
SK IE Technology Co. Ltd.(a)(c)	6,717	390,522
SK Inc.	10,316	1,258,035
SK Innovation Co. Ltd.(a)	16,612	2,162,031
SK Square Co. Ltd.(a)(b)	22,347	712,182
SKC Co. Ltd.	6,821	509,447
S-Oil Corp.	11,194	626,951
Woori Financial Group Inc.	116,954	1,028,639
		212,501,801
Spain — 0.7%
Acciona SA	5,425	1,005,192
ACS Actividades de Construccion y Servicios SA	79,758	2,742,271
Aena SME SA(a)(c)	17,513	2,949,485
Amadeus IT Group SA(a)	130,008	9,137,612
Banco Bilbao Vizcaya Argentaria SA	1,791,412	13,114,898
Banco Santander SA	4,730,993	16,620,342
CaixaBank SA	1,217,857	4,508,027
Cellnex Telecom SA(c)	151,473	6,377,619
EDP Renovaveis SA	82,814	1,840,764
Enagas SA	14,013	280,550
Endesa SA	94,747	2,125,432
Ferrovial SA	179,603	5,631,166
Grifols SA(a)	96,585	994,208
Iberdrola SA	1,757,657	22,775,894
Industria de Diseno Textil SA	307,706	10,577,936
Naturgy Energy Group SA	58,919	1,834,519
Red Electrica Corp. SA	116,669	2,121,198
Repsol SA	466,227	6,848,735
Telefonica SA	1,457,660	6,620,967
		118,106,815
Security	Shares	Value

Sweden — 0.9%
Alfa Laval AB	85,253	$3,127,704
Assa Abloy AB, Class B	294,230	7,010,324
Atlas Copco AB, Class A	847,264	12,254,930
Atlas Copco AB, Class B	408,143	5,235,169
Boliden AB	93,251	3,332,499
Electrolux AB, Class B	91,824	1,385,173
Embracer Group AB(a)(b)	177,962	929,078
Epiroc AB, Class A	319,756	6,405,694
EQT AB	91,867	1,978,645
Essity AB, Class B	173,445	5,256,297
Evolution AB(c)	51,884	6,932,140
Fastighets AB Balder, Class B(a)	152,864	711,707
Getinge AB, Class B	67,333	1,708,970
H & M Hennes & Mauritz AB, Class B	215,978	3,166,406
Hexagon AB, Class B	629,306	7,205,369
Holmen AB, Class B	19,916	753,418
Husqvarna AB, Class B	103,301	891,615
Industrivarden AB, Class A	17,890	511,889
Industrivarden AB, Class C	58,484	1,670,100
Indutrade AB	79,190	1,901,502
Investment AB Latour, Class B	39,962	865,245
Investor AB, Class B	629,890	13,532,010
Kinnevik AB, Class B(a)	68,950	1,132,708
L E Lundbergforetagen AB, Class B	18,394	882,565
Lifco AB, Class B	68,069	1,552,279
Nibe Industrier AB, Class B	438,991	4,915,327
Nordea Bank Abp.	999,235	11,100,768
Sagax AB, Class B	49,018	1,202,351
Sandvik AB	336,849	6,861,551
Securitas AB, Class B	122,768	1,100,405
Skandinaviska Enskilda Banken AB, Class A	459,521	5,225,110
Skanska AB, Class B	77,148	1,261,868
SKF AB, Class B	136,499	2,472,224
Svenska Cellulosa AB SCA, Class B	162,563	2,230,318
Svenska Handelsbanken AB, Class A	412,721	3,648,365
Swedbank AB, Class A	269,053	4,675,181
Swedish Orphan Biovitrum AB(a)	42,972	1,045,744
Tele2 AB, Class B	129,607	1,377,225
Telefonaktiebolaget LM Ericsson, Class B	848,506	4,671,613
Telia Co. AB	757,581	2,109,234
Volvo AB, Class B	446,470	9,179,736
Volvo Car AB, Class B(a)(b)	172,876	713,586
		154,124,042
Switzerland — 2.8%
ABB Ltd., Registered	489,877	17,671,634
Adecco Group AG, Registered	49,679	1,708,786
Alcon Inc.	144,540	10,524,870
Bachem Holding AG, Class A	9,142	998,672
Baloise Holding AG, Registered	8,792	1,471,721
Barry Callebaut AG, Registered	707	1,509,508
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	406	5,012,932
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,479,142
Cie. Financiere Richemont SA, Class A, Registered	150,648	24,902,233
Clariant AG, Registered	42,921	715,931
Coca-Cola HBC AG, Class DI	70,892	2,164,098
Credit Suisse Group AG, Registered(a)(b)	933,974	840,432
DSM-Firmenich AG(a)	53,345	6,980,817
EMS-Chemie Holding AG, Registered	1,756	1,442,205
Geberit AG, Registered	11,544	6,575,023

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Givaudan SA, Registered	2,634	$9,213,646
Holcim AG	145,230	9,595,742
Julius Baer Group Ltd.	77,973	5,587,247
Kuehne + Nagel International AG, Registered	16,466	4,878,150
Logitech International SA, Registered	48,245	2,855,003
Lonza Group AG, Registered	22,317	13,917,776
Nestle SA, Registered	785,974	100,832,259
Novartis AG, Registered	619,601	63,381,384
Partners Group Holding AG	6,206	6,024,368
Roche Holding AG, Bearer	7,536	2,550,193
Roche Holding AG, NVS	200,411	62,756,729
Schindler Holding AG, Participation Certificates, NVS	10,769	2,406,566
Schindler Holding AG, Registered	9,995	2,135,160
SGS SA(b)	43,455	3,932,474
Siemens Energy AG(a)	133,030	3,265,101
SIG Group AG	81,715	2,187,154
Sika AG, Registered	41,681	11,513,247
Sonova Holding AG, Registered	16,747	5,310,911
STMicroelectronics NV	197,201	8,435,684
Straumann Holding AG	29,417	4,425,804
Swatch Group AG (The), Bearer	11,111	3,811,766
Swiss Life Holding AG, Registered	7,872	5,195,966
Swiss Prime Site AG, Registered	29,828	2,700,019
Swiss Re AG	84,095	8,468,695
Swisscom AG, Registered	7,667	5,263,782
TE Connectivity Ltd.	93,613	11,455,423
Temenos AG, Registered	22,417	1,888,265
UBS Group AG, Registered	996,675	20,284,894
VAT Group AG(c)	8,042	2,837,133
Zurich Insurance Group AG	43,147	20,924,232
		492,032,777
Taiwan — 1.6%
Accton Technology Corp.	201,000	1,963,549
Acer Inc.	1,568,000	1,546,697
Advantech Co. Ltd.	170,388	2,063,040
Airtac International Group	48,393	1,756,399
ASE Technology Holding Co. Ltd.	1,023,873	3,366,032
Asia Cement Corp.	1,713,000	2,453,482
Asustek Computer Inc.	206,000	1,898,693
AUO Corp.	1,946,400	1,081,025
Catcher Technology Co. Ltd.	155,000	914,363
Cathay Financial Holding Co. Ltd.	2,893,264	4,008,270
Chailease Holding Co. Ltd.	447,326	3,257,933
Chang Hwa Commercial Bank Ltd.	1,023,212	593,373
China Airlines Ltd.	815,000	505,591
China Development Financial Holding Corp.	4,807,000	2,055,494
China Steel Corp.	3,114,305	2,953,716
Chunghwa Telecom Co. Ltd.	1,061,140	4,390,822
CTBC Financial Holding Co. Ltd.	5,178,142	3,817,006
Delta Electronics Inc.	561,000	5,495,539
E Ink Holdings Inc.	313,000	1,950,026
E.Sun Financial Holding Co. Ltd.	4,751,480	3,864,146
Eclat Textile Co. Ltd.	65,000	1,035,127
eMemory Technology Inc.	25,000	1,494,793
Eva Airways Corp.	729,000	639,261
Evergreen Marine Corp. Taiwan Ltd.	302,000	1,595,019
Far EasTone Telecommunications Co. Ltd.	796,000	2,045,216
Feng TAY Enterprise Co. Ltd.	135,800	844,853
First Financial Holding Co. Ltd.	3,019,158	2,666,772
Formosa Chemicals & Fibre Corp.	1,042,000	2,338,447
Security	Shares	Value

Taiwan (continued)
Formosa Plastics Corp.	1,206,160	$3,689,784
Fubon Financial Holding Co. Ltd.	2,340,419	4,507,412
Giant Manufacturing Co. Ltd.	101,553	609,157
Globalwafers Co. Ltd.	71,000	1,115,853
Hon Hai Precision Industry Co. Ltd.	3,942,000	13,432,555
Hotai Motor Co. Ltd.	112,000	2,414,232
Hua Nan Financial Holdings Co. Ltd.	2,510,398	1,792,661
Innolux Corp.	2,688,755	1,177,891
Largan Precision Co. Ltd.	32,000	2,101,189
Lite-On Technology Corp.	783,000	1,875,692
MediaTek Inc.	450,000	9,784,728
Mega Financial Holding Co. Ltd.	2,943,994	3,266,172
Micro-Star International Co. Ltd.	269,000	1,278,558
momo.com Inc	29,600	802,041
Nan Ya Plastics Corp.	1,370,830	3,484,068
Nan Ya Printed Circuit Board Corp.	86,000	774,254
Nanya Technology Corp.	331,000	733,594
Novatek Microelectronics Corp.	175,000	2,392,444
Parade Technologies Ltd.	25,000	765,688
Pegatron Corp.	450,000	1,026,969
PharmaEssentia Corp.(a)	74,000	892,721
Powerchip Semiconductor Manufacturing Corp.	873,000	848,196
President Chain Store Corp.	193,000	1,700,311
Quanta Computer Inc.	759,000	2,125,239
Realtek Semiconductor Corp.	153,000	1,794,227
Ruentex Development Co. Ltd.	654,000	764,211
Shanghai Commercial & Savings Bank Ltd. (The)	1,139,851	1,723,895
Silergy Corp.	100,000	1,578,433
SinoPac Financial Holdings Co. Ltd.	4,422,713	2,406,839
Taishin Financial Holding Co. Ltd.	5,093,418	2,873,582
Taiwan Cement Corp.	1,717,227	2,166,292
Taiwan Cooperative Financial Holding Co. Ltd.	3,275,827	2,855,432
Taiwan High Speed Rail Corp.	545,000	551,138
Taiwan Mobile Co. Ltd.	596,000	2,008,179
Taiwan Semiconductor Manufacturing Co. Ltd.	7,051,000	115,464,310
Unimicron Technology Corp.	388,000	1,843,522
Uni-President Enterprises Corp.	1,524,600	3,655,011
United Microelectronics Corp.	3,353,000	5,392,817
Vanguard International Semiconductor Corp.	314,000	889,911
Voltronic Power Technology Corp.	24,000	1,380,001
Walsin Lihwa Corp.	849,869	1,380,146
Wan Hai Lines Ltd.	234,600	498,775
Win Semiconductors Corp.	108,000	576,618
Winbond Electronics Corp.	1,046,000	887,648
Wiwynn Corp.	33,000	1,255,869
Yageo Corp.	105,858	1,716,058
Yang Ming Marine Transport Corp.	525,000	1,083,067
Yuanta Financial Holding Co. Ltd.	3,637,475	2,677,573
Zhen Ding Technology Holding Ltd.	198,000	721,312
		283,330,959
Thailand — 0.2%
Advanced Info Service PCL, NVDR	355,600	2,232,585
Airports of Thailand PCL, NVDR(a)	1,233,900	2,650,816
B Grimm Power PCL, NVDR	624,700	712,276
Bangkok Dusit Medical Services PCL, NVDR	4,390,900	3,772,094
Bangkok Expressway & Metro PCL, NVDR	3,519,900	913,841
BTS Group Holdings PCL, NVDR	2,923,900	660,738
Central Pattana PCL, NVDR	1,122,200	2,242,545
Charoen Pokphand Foods PCL, NVDR	2,653,200	1,579,428
CP ALL PCL, NVDR	1,829,600	3,476,838

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Delta Electronics Thailand PCL, NVDR(b)	1,047,000	$2,241,039
Electricity Generating PCL, NVDR	286,600	1,316,262
Energy Absolute PCL, NVDR(b)	670,700	1,335,223
Global Power Synergy PCL, NVDR(b)	455,200	856,274
Gulf Energy Development PCL, NVDR(b)	1,317,356	1,964,814
Indorama Ventures PCL, NVDR	904,033	903,078
Intouch Holdings PCL, NVDR	760,900	1,675,387
Muangthai Capital PCL, NVDR	315,800	316,140
Osotspa PCL, NVDR	219,700	190,205
PTT Exploration & Production PCL, NVDR	410,300	1,785,236
PTT Global Chemical PCL, NVDR(b)	649,300	792,282
PTT Public Company Ltd., NVDR	2,715,300	2,471,770
Ratch Group PCL, NVDR	1,155,000	1,279,208
Siam Cement PCL (The), NVDR	211,300	1,946,983
Srisawad Corp. PCL, NVDR	312,700	510,953
True Corp. PCL	2,546,390	592,834
		38,418,849
Turkey — 0.1%
Akbank TAS.	1,082,756	895,217
Aselsan Elektronik Sanayi Ve Ticaret AS	535,777	1,232,806
BIM Birlesik Magazalar AS	218,426	1,755,051
Eregli Demir ve Celik Fabrikalari TAS	518,327	884,465
Hektas Ticaret TAS(a)	385,413	534,444
Koza Altin Isletmeleri AS	64,344	62,576
Sasa Polyester Sanayi AS(a)	130,022	665,768
Turk Hava Yollari AO(a)	168,540	1,108,388
Turkcell Iletisim Hizmetleri AS(b)	381,536	649,963
Turkiye Petrol Rafinerileri AS	455,756	1,556,350
Turkiye Sise ve Cam Fabrikalari AS	903,775	1,714,575
		11,059,603
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,553,260	3,731,937
Abu Dhabi Islamic Bank PJSC	337,092	1,044,335
Abu Dhabi National Oil Co. for Distribution PJSC	856,250	1,023,592
Aldar Properties PJSC	1,924,492	2,838,600
Emaar Properties PJSC	1,654,774	2,682,820
Emirates NBD Bank PJSC	716,270	2,754,980
Emirates Telecommunications Group Co. PJSC	958,385	6,273,546
First Abu Dhabi Bank PJSC	1,247,286	4,823,015
Multiply Group(a)	941,326	863,630
Q Holding PJSC(a)	563,656	392,263
		26,428,718
United Kingdom — 3.9%
3i Group PLC	325,192	7,235,209
abrdn PLC	728,336	1,951,743
Admiral Group PLC	52,597	1,528,686
Amcor PLC	453,037	4,969,816
Anglo American PLC	326,250	10,053,122
Antofagasta PLC	139,297	2,562,086
Ashtead Group PLC	139,805	8,060,614
Associated British Foods PLC	103,206	2,542,849
AstraZeneca PLC	441,130	64,917,985
Auto Trader Group PLC(c)	305,819	2,445,626
Aviva PLC	682,104	3,631,754
BAE Systems PLC	954,780	12,163,879
Barclays PLC	4,537,530	9,140,451
Barratt Developments PLC	305,780	1,923,788
Berkeley Group Holdings PLC	46,149	2,582,599
BP PLC	5,226,889	35,067,169
Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	610,679	$22,562,021
British Land Co. PLC (The)	330,601	1,665,647
BT Group PLC	2,002,634	3,999,844
Bunzl PLC	81,111	3,228,792
Burberry Group PLC	130,654	4,264,806
Clarivate PLC(a)(b)	109,384	969,142
CNH Industrial NV	329,477	4,636,346
Coca-Cola Europacific Partners PLC	62,490	4,028,730
Compass Group PLC	471,201	12,430,735
Croda International PLC	31,307	2,750,615
DCC PLC	26,650	1,658,081
Diageo PLC	642,623	29,313,947
Entain PLC	177,411	3,232,652
Experian PLC	276,286	9,781,872
Glencore PLC	2,898,593	17,109,335
GSK PLC	1,112,411	20,060,293
Haleon PLC	1,390,487	6,113,552
Halma PLC	81,580	2,372,623
Hargreaves Lansdown PLC	87,551	886,388
Hikma Pharmaceuticals PLC	38,012	880,387
HSBC Holdings PLC	5,773,171	41,609,242
Imperial Brands PLC	270,710	6,701,178
Informa PLC	327,501	2,977,336
InterContinental Hotels Group PLC	30,620	2,105,330
Intertek Group PLC	52,754	2,759,784
J Sainsbury PLC	643,729	2,236,962
JD Sports Fashion PLC	660,337	1,340,198
Johnson Matthey PLC	60,517	1,494,993
Kingfisher PLC(b)	675,713	2,190,051
Land Securities Group PLC	250,834	2,128,535
Legal & General Group PLC	1,791,232	5,285,069
Lloyds Banking Group PLC	19,922,830	12,103,531
London Stock Exchange Group PLC	100,701	10,572,927
M&G PLC	640,932	1,656,512
Mondi PLC	87,287	1,390,947
National Grid PLC	945,642	13,558,544
NatWest Group PLC, NVS	1,338,456	4,409,004
Next PLC	42,581	3,612,860
NMC Health PLC, NVS(d)	19,275	—
Ocado Group PLC(a)(b)	162,088	1,031,585
Pearson PLC	233,573	2,598,682
Persimmon PLC	95,710	1,583,972
Prudential PLC	807,047	12,348,653
Reckitt Benckiser Group PLC	199,896	16,153,550
RELX PLC	567,517	18,908,923
Rentokil Initial PLC	626,030	4,983,985
Rio Tinto PLC	347,955	22,120,321
Rolls-Royce Holdings PLC(a)	2,395,938	4,589,825
Royalty Pharma PLC, Class A	88,890	3,124,483
Sage Group PLC (The)	221,830	2,287,718
Schroders PLC	129,856	795,356
Segro PLC	280,599	2,954,125
Severn Trent PLC	96,404	3,550,905
Shell PLC	2,076,761	63,815,034
Smith & Nephew PLC	267,615	4,407,555
Smiths Group PLC	94,117	1,990,071
Spirax-Sarco Engineering PLC	18,054	2,522,866
SSE PLC	302,969	6,990,452
St. James’s Place PLC	235,859	3,586,968
Standard Chartered PLC	764,386	6,056,331

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Taylor Wimpey PLC	1,126,630	$1,818,230
Tesco PLC	2,064,284	7,298,178
Unilever PLC	731,842	40,750,521
United Utilities Group PLC	143,243	1,945,880
Vodafone Group PLC	7,592,854	9,119,969
Whitbread PLC	46,665	1,910,094
WPP PLC	374,271	4,361,911
		694,462,330
United States — 59.5%
3M Co.	162,282	17,237,594
A O Smith Corp.	37,315	2,548,241
Abbott Laboratories	500,063	55,241,960
AbbVie Inc.	508,623	76,863,108
Accenture PLC, Class A	179,106	50,201,621
Activision Blizzard Inc.	221,163	17,186,577
Adobe Inc.(a)	133,440	50,381,606
Advance Auto Parts Inc.	19,649	2,466,539
Advanced Micro Devices Inc.(a)	463,820	41,451,593
AECOM	37,398	3,105,904
AES Corp. (The)	203,534	4,815,614
Aflac Inc.	172,531	12,051,293
Agilent Technologies Inc.	85,173	11,534,979
Air Products and Chemicals Inc.	62,656	18,443,420
Airbnb Inc., Class A(a)(b)	106,779	12,778,243
Akamai Technologies Inc.(a)	49,233	4,035,629
Albemarle Corp.	34,200	6,342,732
Alcoa Corp.	52,824	1,961,883
Alexandria Real Estate Equities Inc.	43,422	5,392,144
Align Technology Inc.(a)(b)	21,700	7,059,010
Allegion PLC	27,312	3,017,430
Alliant Energy Corp.	78,587	4,333,287
Allstate Corp. (The)	79,314	9,181,389
Ally Financial Inc.	87,193	2,300,151
Alnylam Pharmaceuticals Inc.(a)	35,541	7,079,767
Alphabet Inc., Class A(a)	1,715,987	184,194,045
Alphabet Inc., Class C, NVS(a)	1,578,632	170,839,555
Altria Group Inc.	509,294	24,196,558
Amazon.com Inc.(a)	2,643,147	278,719,851
AMERCO(b)	24,305	1,314,901
Ameren Corp.	75,933	6,755,759
American Electric Power Co. Inc.	142,498	13,169,665
American Express Co.	183,263	29,567,652
American Financial Group Inc./OH	23,626	2,899,619
American Homes 4 Rent, Class A	88,284	2,936,326
American International Group Inc.	209,106	11,090,982
American Tower Corp.	132,017	26,982,955
American Water Works Co. Inc.	55,144	8,175,098
Ameriprise Financial Inc.	32,514	9,920,672
AmerisourceBergen Corp.	46,689	7,790,060
AMETEK Inc.	63,100	8,703,383
Amgen Inc.	149,834	35,921,203
Amphenol Corp., Class A	165,721	12,506,964
Analog Devices Inc.	142,877	25,700,715
Annaly Capital Management Inc.	143,053	2,858,199
Ansys Inc.(a)	25,254	7,927,736
Aon PLC, Class A	61,361	19,953,370
APA Corp.	89,957	3,314,915
Apollo Global Management Inc.	110,575	7,009,349
Apple Inc.	4,585,673	778,096,995
Applied Materials Inc.	248,008	28,032,344
Security	Shares	Value

United States (continued)
Aptiv PLC(a)	77,981	$8,021,126
Aramark	53,861	1,868,977
Arch Capital Group Ltd.(a)	112,615	8,454,008
Archer-Daniels-Midland Co.	159,726	12,471,406
Ares Management Corp., Class A	43,110	3,776,005
Arista Networks Inc.(a)	72,257	11,572,681
Arrow Electronics Inc.(a)	20,228	2,314,690
Arthur J Gallagher & Co.	64,521	13,424,239
Aspen Technology Inc.(a)	7,270	1,286,790
Assurant Inc.	14,406	1,773,811
AT&T Inc.	2,017,994	35,657,954
Atlassian Corp., NVS(a)(b)	42,487	6,273,630
Atmos Energy Corp.	36,071	4,117,144
Autodesk Inc.(a)	63,675	12,403,253
Automatic Data Processing Inc.	116,712	25,676,640
AutoZone Inc.(a)	5,737	15,279,409
AvalonBay Communities Inc.	40,358	7,279,372
Avantor Inc.(a)(b)	164,833	3,210,947
Avery Dennison Corp.	21,007	3,665,301
Axon Enterprise Inc.(a)	18,772	3,955,448
Baker Hughes Co.	292,292	8,546,618
Ball Corp.	94,631	5,032,477
Bank of America Corp.	2,099,451	61,471,925
Bank of New York Mellon Corp. (The)	223,368	9,513,243
Bath & Body Works Inc.	68,984	2,421,338
Baxter International Inc.	143,745	6,853,762
Becton Dickinson and Co.	76,816	20,303,237
Bentley Systems Inc., Class B	63,931	2,720,903
Berkshire Hathaway Inc., Class B(a)	371,354	122,008,357
Best Buy Co. Inc.	57,932	4,317,093
Bill.com Holdings Inc.(a)(b)	25,896	1,989,072
Biogen Inc.(a)	41,397	12,594,209
BioMarin Pharmaceutical Inc.(a)	54,742	5,257,422
Bio-Rad Laboratories Inc., Class A(a)	6,964	3,139,302
Bio-Techne Corp.	40,358	3,223,797
Black Knight Inc.(a)	44,731	2,444,102
BlackRock Inc.(e)	43,056	28,899,187
Blackstone Inc., NVS	201,290	17,981,236
Block Inc.(a)	156,773	9,530,231
Boeing Co. (The)(a)	161,769	33,450,594
Booking Holdings Inc.(a)	11,277	30,293,518
Booz Allen Hamilton Holding Corp.	41,297	3,952,949
BorgWarner Inc.	71,522	3,442,354
Boston Properties Inc.	44,645	2,382,257
Boston Scientific Corp.(a)	413,600	21,556,832
Bristol-Myers Squibb Co.	605,790	40,448,598
Broadcom Inc.	119,661	74,967,616
Broadridge Financial Solutions Inc.	34,593	5,030,168
Brown & Brown Inc.	73,120	4,708,197
Brown-Forman Corp., Class B	93,132	6,061,962
Bunge Ltd.	40,307	3,772,735
Burlington Stores Inc.(a)	19,442	3,748,612
Cadence Design Systems Inc.(a)	76,319	15,985,015
Caesars Entertainment Inc.(a)	61,302	2,776,368
Camden Property Trust	28,804	3,169,880
Campbell Soup Co.	58,367	3,169,328
Capital One Financial Corp.	109,564	10,660,577
Cardinal Health Inc.	74,041	6,078,766
Carlisle Companies Inc.	14,628	3,157,454
Carlyle Group Inc. (The)	45,052	1,366,427

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CarMax Inc.(a)(b)	48,158	$3,372,505
Carnival Corp.(a)(b)	271,818	2,503,444
Carrier Global Corp.	244,788	10,237,034
Catalent Inc.(a)	48,851	2,448,412
Caterpillar Inc.	149,789	32,773,833
Cboe Global Markets Inc.	26,892	3,756,812
CBRE Group Inc., Class A(a)	95,763	7,341,192
CDW Corp./DE	40,577	6,881,453
Celanese Corp.	32,879	3,493,065
Centene Corp.(a)	166,905	11,504,762
CenterPoint Energy Inc.	188,789	5,752,401
Ceridian HCM Holding Inc.(a)(b)	42,158	2,676,190
CF Industries Holdings Inc.	59,792	4,279,911
CH Robinson Worldwide Inc.(b)	35,920	3,623,250
Charles River Laboratories International Inc.(a)	13,198	2,509,204
Charles Schwab Corp. (The)	416,925	21,780,162
Charter Communications Inc., Class A(a)	30,822	11,364,071
Cheniere Energy Inc.	62,598	9,577,494
Chesapeake Energy Corp.	25,577	2,114,706
Chevron Corp.	527,970	89,005,183
Chewy Inc., Class A(a)(b)	29,229	906,391
Chipotle Mexican Grill Inc.(a)	8,016	16,574,042
Chubb Ltd.	114,825	23,144,127
Church & Dwight Co. Inc.	74,680	7,252,922
Cigna Group (The)	88,983	22,538,504
Cincinnati Financial Corp.	43,024	4,579,475
Cintas Corp.	27,265	12,426,569
Cisco Systems Inc.	1,176,802	55,603,894
Citigroup Inc.	549,979	25,887,512
Citizens Financial Group Inc.	145,557	4,503,534
Cleveland-Cliffs Inc.(a)	150,277	2,311,260
Clorox Co. (The)	36,283	6,009,190
Cloudflare Inc., Class A(a)(b)	72,454	3,408,961
CME Group Inc.	103,990	19,318,222
CMS Energy Corp.	85,596	5,329,207
Coca-Cola Co. (The)	1,171,894	75,177,000
Cognex Corp.	51,992	2,479,498
Cognizant Technology Solutions Corp., Class A	152,833	9,125,658
Coinbase Global Inc., Class A(a)(b)	36,137	1,943,809
Colgate-Palmolive Co.	226,810	18,099,438
Comcast Corp., Class A	1,221,649	50,539,619
Conagra Brands Inc.	148,976	5,655,129
ConocoPhillips	362,569	37,304,724
Consolidated Edison Inc.	97,705	9,621,011
Constellation Brands Inc., Class A	46,988	10,782,336
Constellation Energy Corp.	96,274	7,451,608
Cooper Companies Inc. (The)	12,777	4,873,787
Copart Inc.(a)	121,528	9,606,788
Corning Inc.	227,136	7,545,458
Corteva Inc.	209,296	12,792,172
CoStar Group Inc.(a)	115,400	8,880,030
Costco Wholesale Corp.	127,365	64,092,615
Coterra Energy Inc.	235,570	6,030,592
Crowdstrike Holdings Inc., Class A(a)	57,765	6,934,688
Crown Castle Inc.	122,703	15,103,512
Crown Holdings Inc.	31,767	2,724,973
CSX Corp.	621,458	19,041,473
Cummins Inc.	42,063	9,886,488
CVS Health Corp.	383,316	28,100,896
Danaher Corp.	195,996	46,433,412
Security	Shares	Value

United States (continued)
Darden Restaurants Inc.	37,689	$5,726,090
Darling Ingredients Inc.(a)	41,477	2,470,785
Datadog Inc., Class A(a)	66,561	4,484,880
DaVita Inc.(a)	19,525	1,764,279
Deere & Co.	82,613	31,229,366
Dell Technologies Inc., Class C	73,442	3,193,993
Delta Air Lines Inc.(a)	46,848	1,607,355
DENTSPLY SIRONA Inc.	67,252	2,819,876
Devon Energy Corp.	181,305	9,687,126
Dexcom Inc.(a)	112,068	13,598,331
Diamondback Energy Inc.	46,190	6,568,218
Digital Realty Trust Inc.	83,223	8,251,560
Discover Financial Services	82,251	8,510,511
DISH Network Corp., Class A(a)(b)	73,271	550,265
DocuSign Inc.(a)	58,787	2,906,429
Dollar General Corp.	65,507	14,507,180
Dollar Tree Inc.(a)	64,580	9,926,592
Dominion Energy Inc.	235,250	13,442,185
Domino’s Pizza Inc.	11,027	3,500,742
DoorDash Inc., Class A(a)(b)	61,732	3,777,381
Dover Corp.	43,430	6,347,729
Dow Inc.	208,097	11,320,477
DR Horton Inc.	100,061	10,988,699
Dropbox Inc., Class A(a)	119,846	2,437,668
DTE Energy Co.	52,167	5,864,092
Duke Energy Corp.	214,388	21,198,685
DuPont de Nemours Inc.	145,813	10,166,082
Dynatrace Inc.(a)(b)	60,970	2,577,812
Eastman Chemical Co.	30,848	2,599,561
Eaton Corp. PLC	113,607	18,986,002
eBay Inc.	142,689	6,625,050
Ecolab Inc.	73,614	12,355,374
Edison International	108,520	7,987,072
Edwards Lifesciences Corp.(a)	177,009	15,573,252
Elanco Animal Health Inc.(a)	113,193	1,071,938
Electronic Arts Inc.	80,441	10,238,530
Elevance Health Inc.	69,387	32,518,218
Eli Lilly & Co.	232,849	92,175,605
Emerson Electric Co.	162,942	13,566,551
Enphase Energy Inc.(a)	38,812	6,372,930
Entegris Inc.	39,866	2,986,761
Entergy Corp.	59,075	6,355,289
EOG Resources Inc.	170,088	20,320,413
EPAM Systems Inc.(a)(b)	17,927	5,063,302
EQT Corp.	95,951	3,342,933
Equifax Inc.	37,824	7,881,765
Equinix Inc.	25,823	18,697,918
Equitable Holdings Inc.	113,008	2,937,078
Equity LifeStyle Properties Inc.	40,457	2,787,487
Equity Residential	105,159	6,651,307
Erie Indemnity Co., Class A, NVS	10,117	2,198,728
Essential Utilities Inc.	71,041	3,033,451
Essex Property Trust Inc.	19,678	4,323,847
Estee Lauder Companies Inc. (The), Class A	66,066	16,299,804
Etsy Inc.(a)	36,398	3,677,290
Everest Re Group Ltd.	12,860	4,861,080
Evergy Inc.	64,940	4,033,423
Eversource Energy	95,351	7,400,191
Exact Sciences Corp.(a)	50,748	3,251,424
Exelon Corp.	284,665	12,081,183

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Expedia Group Inc.(a)	42,086	$3,954,401
Expeditors International of Washington Inc.	48,190	5,485,950
Extra Space Storage Inc.	40,187	6,110,031
Exxon Mobil Corp.	1,188,884	140,692,533
F5 Inc.(a)	18,443	2,478,001
FactSet Research Systems Inc.	11,253	4,632,748
Fair Isaac Corp.(a)	7,598	5,530,964
Fastenal Co.	169,534	9,127,711
FedEx Corp.	71,549	16,297,431
Fidelity National Financial Inc.	87,747	3,114,141
Fidelity National Information Services Inc.	173,174	10,168,777
Fifth Third Bancorp.	203,237	5,324,809
First Citizens BancShares Inc./NC, Class A	3,457	3,481,821
First Horizon Corp.	139,772	2,452,999
First Republic Bank/CA(b)	52,758	185,181
First Solar Inc.(a)	27,431	5,008,352
FirstEnergy Corp.	157,205	6,256,759
Fiserv Inc.(a)	176,184	21,515,590
FleetCor Technologies Inc.(a)	22,315	4,773,625
FMC Corp.	39,078	4,829,259
Ford Motor Co.	1,120,296	13,309,116
Fortinet Inc.(a)	193,520	12,201,436
Fortive Corp.	95,082	5,998,723
Fortune Brands Home & Security Inc., NVS	32,707	2,115,816
Fox Corp., Class A, NVS	100,035	3,327,164
Franklin Resources Inc.	88,774	2,386,245
Freeport-McMoRan Inc.	394,863	14,969,256
Gaming and Leisure Properties Inc.	72,181	3,753,412
Garmin Ltd.	38,933	3,822,053
Gartner Inc.(a)	21,986	6,649,886
GE Healthcare Inc., NVS(a)	103,426	8,412,671
Gen Digital, Inc.	176,413	3,117,218
Generac Holdings Inc.(a)(b)	18,527	1,893,830
General Dynamics Corp.	68,962	15,057,163
General Electric Co.(b)	314,221	31,098,452
General Mills Inc.	165,410	14,660,288
General Motors Co.	401,144	13,253,798
Genuine Parts Co.	43,737	7,361,374
Gilead Sciences Inc.	361,708	29,736,015
Global Payments Inc.	79,749	8,988,510
Globe Life Inc.	26,821	2,910,615
GoDaddy Inc., Class A(a)	50,434	3,816,845
Goldman Sachs Group Inc. (The)	97,191	33,379,277
Graco Inc.	47,770	3,787,683
Halliburton Co.	264,811	8,672,560
Hartford Financial Services Group Inc. (The)	99,768	7,082,530
Hasbro Inc.	38,313	2,268,896
HCA Healthcare Inc.	63,308	18,190,288
Healthcare Realty Trust Inc.	107,537	2,127,082
Healthpeak Properties Inc.	167,102	3,671,231
HEICO Corp.	13,594	2,292,492
HEICO Corp., Class A	17,405	2,336,273
Henry Schein Inc.(a)	38,742	3,130,741
Hershey Co. (The)	41,590	11,356,565
Hess Corp.	77,661	11,265,505
Hewlett Packard Enterprise Co.	388,633	5,565,225
HF Sinclair Corp.	44,205	1,949,883
Hilton Worldwide Holdings Inc.	79,932	11,511,807
Hologic Inc.(a)	72,261	6,215,169
Home Depot Inc. (The)	291,831	87,706,889
Security	Shares	Value

United States (continued)
Honeywell International Inc.	192,871	$38,543,341
Horizon Therapeutics PLC(a)	61,928	6,883,916
Hormel Foods Corp.	89,061	3,601,627
Host Hotels & Resorts Inc.	212,732	3,439,876
Howmet Aerospace Inc.	119,932	5,311,788
HP Inc.	307,309	9,130,150
Hubbell Inc.	14,612	3,935,304
HubSpot Inc.(a)	12,771	5,375,952
Humana Inc.	37,009	19,632,904
Huntington Bancshares Inc./OH	421,970	4,726,064
Huntington Ingalls Industries Inc.	12,359	2,492,316
IDEX Corp.	22,380	4,617,442
IDEXX Laboratories Inc.(a)	25,087	12,346,818
Illinois Tool Works Inc.	89,323	21,610,807
Illumina Inc.(a)	44,527	9,152,970
Incyte Corp.(a)	55,662	4,141,809
Ingersoll Rand Inc.	112,590	6,419,882
Insulet Corp.(a)(b)	19,594	6,231,676
Intel Corp.	1,180,876	36,678,009
Intercontinental Exchange Inc.	160,921	17,529,125
International Business Machines Corp.	258,183	32,636,913
International Flavors & Fragrances Inc.	71,179	6,901,516
International Paper Co.	105,153	3,481,616
Interpublic Group of Companies Inc. (The)	102,622	3,666,684
Intuit Inc.	77,058	34,209,899
Intuitive Surgical Inc.(a)	102,496	30,873,845
Invesco Ltd.	99,646	1,706,936
Invitation Homes Inc.	179,060	5,975,232
IQVIA Holdings Inc.(a)	54,642	10,285,264
Iron Mountain Inc.	82,328	4,547,799
Jack Henry & Associates Inc.	21,874	3,572,899
Jacobs Solutions Inc., NVS	37,127	4,286,683
Jazz Pharmaceuticals PLC(a)	19,489	2,737,620
JB Hunt Transport Services Inc.	21,210	3,717,901
JM Smucker Co. (The)	28,616	4,418,597
Johnson & Johnson	750,979	122,935,262
Johnson Controls International PLC	198,717	11,891,225
JPMorgan Chase & Co.	847,733	117,190,610
Juniper Networks Inc.	95,705	2,885,506
Kellogg Co.	65,820	4,592,261
Keurig Dr Pepper Inc.	221,319	7,237,131
KeyCorp	274,063	3,085,949
Keysight Technologies Inc.(a)	52,757	7,630,772
Kimberly-Clark Corp.	92,989	13,473,176
Kimco Realty Corp.	173,266	3,324,975
Kinder Morgan Inc.	638,367	10,947,994
KKR & Co. Inc.	153,495	8,145,980
KLA Corp.	39,807	15,386,998
Knight-Swift Transportation Holdings Inc.	43,352	2,441,585
Kraft Heinz Co. (The)	203,183	7,978,996
Kroger Co. (The)	199,333	9,693,564
L3Harris Technologies Inc.	56,680	11,061,102
Laboratory Corp. of America Holdings	23,476	5,322,244
Lam Research Corp.	39,243	20,566,471
Lamb Weston Holdings Inc.	37,052	4,142,784
Las Vegas Sands Corp.(a)	98,104	6,263,940
Lear Corp.	13,613	1,737,836
Leidos Holdings Inc.	39,797	3,711,468
Lennar Corp., Class A	77,427	8,734,540
Lennox International Inc.	9,718	2,739,601

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Liberty Broadband Corp., Class C (a)(b)	31,937	$2,707,619
Liberty Global PLC, Class A(a)	43,655	851,709
Liberty Global PLC, Class C, NVS(a)(b)	96,421	1,961,203
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	63,592	4,590,706
Liberty Media Corp.-Liberty SiriusXM, Class A, NVS(a)(b)	19,338	543,398
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	39,932	1,115,700
Live Nation Entertainment Inc.(a)	47,260	3,203,283
LKQ Corp.	83,408	4,815,144
Lockheed Martin Corp.	69,419	32,241,655
Loews Corp.	46,949	2,702,854
Lowe’s Companies Inc.	175,887	36,554,595
LPL Financial Holdings Inc.	21,912	4,576,102
Lucid Group Inc.(a)(b)	117,953	936,547
Lululemon Athletica Inc.(a)	33,339	12,666,486
LyondellBasell Industries NV, Class A	78,156	7,394,339
M&T Bank Corp.	51,760	6,511,408
Marathon Oil Corp.	201,606	4,870,801
Marathon Petroleum Corp.	139,937	17,072,314
Markel Corp.(a)(b)	3,517	4,813,120
MarketAxess Holdings Inc.	10,967	3,491,564
Marriott International Inc./MD, Class A	80,390	13,613,243
Marsh & McLennan Companies Inc.	135,326	24,384,392
Martin Marietta Materials Inc.	18,739	6,806,005
Marvell Technology Inc.	234,937	9,275,313
Masco Corp.	74,541	3,988,689
Masimo Corp.(a)	16,659	3,150,883
Mastercard Inc., Class A	246,159	93,547,805
Match Group Inc.(a)	76,359	2,817,647
McCormick & Co. Inc./MD, NVS	74,672	6,559,935
McDonald’s Corp.	208,729	61,731,602
McKesson Corp.	41,846	15,241,987
Medical Properties Trust Inc.	148,405	1,301,512
Medtronic PLC	376,150	34,210,842
Merck & Co. Inc.	728,325	84,099,688
Meta Platforms Inc, Class A(a)	647,240	155,544,717
MetLife Inc.	196,579	12,056,190
Mettler-Toledo International Inc.(a)	6,915	10,313,723
MGM Resorts International.	108,272	4,863,578
Microchip Technology Inc.	156,905	11,452,496
Micron Technology Inc.	311,581	20,053,353
Microsoft Corp.	2,036,909	625,860,659
Mid-America Apartment Communities Inc.	35,242	5,420,220
Moderna Inc.(a)	93,784	12,462,956
Mohawk Industries Inc.(a)	15,826	1,675,973
Molina Healthcare Inc.(a)	16,948	5,048,640
Molson Coors Beverage Co., Class B	57,760	3,435,565
Mondelez International Inc., Class A	394,721	30,282,995
MongoDB Inc.(a)	19,419	4,659,783
Monolithic Power Systems Inc.	12,699	5,866,557
Monster Beverage Corp.(a)	228,065	12,771,640
Moody’s Corp.	48,409	15,157,826
Morgan Stanley	378,555	34,058,593
Mosaic Co. (The)	101,643	4,355,403
Motorola Solutions Inc.	49,391	14,392,537
MSCI Inc.	24,381	11,762,613
Nasdaq Inc.	99,658	5,518,063
NetApp Inc.	70,015	4,403,243
Security	Shares	Value

United States (continued)
Netflix Inc.(a)	127,968	$42,220,482
Neurocrine Biosciences Inc.(a)	27,522	2,780,823
Newell Brands Inc., NVS	127,439	1,548,384
Newmont Corp.	227,069	10,763,071
News Corp., Class A, NVS	115,074	2,026,453
NextEra Energy Inc.	564,876	43,286,448
Nike Inc., Class B	358,803	45,467,516
NiSource Inc.	116,141	3,305,373
Nordson Corp.	15,130	3,272,770
Norfolk Southern Corp.	69,032	14,015,567
Northern Trust Corp.	60,014	4,690,694
Northrop Grumman Corp.	41,408	19,100,268
Novocure Ltd.(a)(b)	30,588	2,015,749
NRG Energy Inc.	73,885	2,524,650
Nucor Corp.	75,440	11,178,699
Nvidia Corp.	708,207	196,520,360
NVR Inc.(a)	814	4,753,760
O’Reilly Automotive Inc.(a)	18,034	16,542,769
Occidental Petroleum Corp.	216,883	13,344,811
Okta Inc.(a)	45,277	3,102,833
Old Dominion Freight Line Inc.	28,158	9,021,542
Omnicom Group Inc.	64,307	5,824,285
ON Semiconductor Corp.(a)	132,223	9,514,767
ONEOK Inc.	136,554	8,931,997
Oracle Corp.	458,590	43,437,645
Otis Worldwide Corp.	119,963	10,232,844
Ovintiv Inc.	55,546	2,004,100
Owens Corning	24,724	2,640,770
PACCAR Inc.	153,864	11,492,102
Packaging Corp. of America	24,028	3,250,027
Palantir Technologies Inc., Class A(a)(b)	460,665	3,570,154
Palo Alto Networks Inc.(a)(b)	86,295	15,745,386
Paramount Global, Class B, NVS	173,407	4,045,585
Parker-Hannifin Corp.	36,446	11,840,576
Paychex Inc.	95,982	10,544,583
Paycom Software Inc.(a)(b)	15,059	4,372,682
Paylocity Holding Corp.(a)	13,491	2,607,675
PayPal Holdings Inc.(a)	310,909	23,629,084
Pentair PLC	55,062	3,198,001
PepsiCo Inc.	391,289	74,693,157
PerkinElmer Inc.	35,700	4,658,493
Pfizer Inc.	1,623,379	63,133,209
PG&E Corp.(a)	423,825	7,251,646
Philip Morris International Inc.	434,680	43,454,960
Phillips 66	137,880	13,650,120
Pinterest Inc., Class A(a)	158,107	3,636,461
Pioneer Natural Resources Co.	63,988	13,920,589
Plug Power Inc.(a)(b)	147,768	1,334,345
PNC Financial Services Group Inc. (The)	117,365	15,286,791
Pool Corp.	11,050	3,882,086
PPG Industries Inc.	69,513	9,749,893
PPL Corp.	210,617	6,048,920
Principal Financial Group Inc.(b)	76,564	5,718,565
Procter & Gamble Co. (The)	681,063	106,504,632
Progressive Corp. (The)	161,520	22,031,328
Prologis Inc.	263,812	33,042,453
Prudential Financial Inc.	110,625	9,624,375
PTC Inc.(a)	32,523	4,091,068
Public Service Enterprise Group Inc.	148,448	9,381,914
Public Storage	45,979	13,555,989

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PulteGroup Inc.	74,528	$5,004,555
Qorvo Inc.(a)	33,252	3,061,844
Qualcomm Inc.	319,606	37,329,981
Quanta Services Inc.(b)	39,339	6,673,468
Quest Diagnostics Inc.	35,623	4,944,829
Raymond James Financial Inc.	58,717	5,315,650
Raytheon Technologies Corp.	420,673	42,025,233
Realty Income Corp.	170,728	10,728,548
Regency Centers Corp.	36,488	2,241,458
Regeneron Pharmaceuticals Inc.(a)	30,740	24,647,025
Regions Financial Corp.	286,392	5,229,518
Reliance Steel & Aluminum Co.	16,698	4,137,764
Repligen Corp.(a)	16,739	2,538,135
Republic Services Inc.	65,519	9,475,358
ResMed Inc.	43,120	10,390,195
Rivian Automotive Inc., Class A(a)(b)	86,688	1,111,340
Robert Half International Inc.	31,425	2,294,025
ROBLOX Corp., Class A(a)(b)	102,029	3,632,232
Rockwell Automation Inc.	33,211	9,412,330
Roku Inc.(a)(b)	34,822	1,957,345
Rollins Inc.	84,147	3,555,211
Roper Technologies Inc.	29,990	13,638,852
Ross Stores Inc.	101,721	10,856,682
Royal Caribbean Cruises Ltd.(a)(b)	65,022	4,254,389
RPM International Inc.	35,109	2,879,991
S&P Global Inc.	95,096	34,479,908
Salesforce Inc.(a)	286,393	56,811,779
SBA Communications Corp.	29,882	7,795,915
Schlumberger NV	399,318	19,706,343
Seagate Technology Holdings PLC	61,493	3,613,944
Seagen Inc.(a)	39,074	7,814,800
Sealed Air Corp.	40,683	1,952,377
SEI Investments Co.	45,293	2,668,211
Sempra Energy	89,134	13,859,446
Sensata Technologies Holding PLC	40,816	1,773,455
ServiceNow Inc.(a)	56,819	26,103,785
Sherwin-Williams Co. (The)	70,977	16,859,877
Simon Property Group Inc.	91,810	10,403,909
Sirius XM Holdings Inc.(b)	142,362	540,976
Skyworks Solutions Inc.	48,618	5,148,646
Snap Inc., Class A, NVS(a)	305,794	2,663,466
Snap-on Inc.	13,387	3,472,722
Snowflake Inc., Class A(a)(b)	63,011	9,330,669
SolarEdge Technologies Inc.(a)(b)	15,793	4,510,955
Southern Co. (The)	305,340	22,457,757
Southwest Airlines Co.	43,102	1,305,560
Splunk Inc.(a)	47,443	4,091,484
SS&C Technologies Holdings Inc.	65,574	3,838,702
Stanley Black & Decker Inc.	41,504	3,583,455
Starbucks Corp.	327,865	37,471,691
State Street Corp.	107,809	7,790,278
Steel Dynamics Inc.	56,487	5,871,824
STERIS PLC	29,124	5,491,330
Stryker Corp.	97,770	29,296,781
Sun Communities Inc.	39,079	5,429,245
Synchrony Financial	142,444	4,203,522
Synopsys Inc.(a)	48,041	17,838,584
Sysco Corp.	143,775	11,033,294
T-Mobile U.S. Inc.(a)(b)	174,860	25,162,354
T Rowe Price Group Inc.	66,485	7,468,260
Security	Shares	Value

United States (continued)
Take-Two Interactive Software Inc.(a)	45,656	$5,674,584
Targa Resources Corp.	61,742	4,663,373
Target Corp.	133,796	21,106,319
Teledyne Technologies Inc.(a)	12,765	5,289,816
Teleflex Inc.	12,431	3,387,696
Teradyne Inc.(b)	48,580	4,439,240
Tesla Inc.(a)	773,202	127,044,821
Texas Instruments Inc.	260,734	43,594,725
Texas Pacific Land Corp.	1,792	2,647,949
Textron Inc.(b)	64,219	4,298,820
Thermo Fisher Scientific Inc.	110,634	61,390,807
TJX Companies Inc. (The)	333,617	26,295,692
Toast Inc., Class A(a)(b)	70,170	1,277,094
Toro Co. (The)	25,791	2,688,970
Tractor Supply Co.	32,551	7,760,158
Trade Desk Inc. (The), Class A(a)	126,404	8,132,833
Tradeweb Markets Inc., Class A	32,183	2,266,005
Trane Technologies PLC	65,476	12,166,096
TransDigm Group Inc.	15,214	11,638,710
TransUnion	57,100	3,929,051
Travelers Companies Inc. (The)	69,401	12,571,297
Trimble Inc.(a)	78,743	3,708,795
Truist Financial Corp.	380,211	12,387,274
Twilio Inc., Class A(a)	51,378	2,702,997
Tyler Technologies Inc.(a)(b)	10,961	4,154,548
Tyson Foods Inc., Class A	83,771	5,234,850
U.S. Bancorp.	411,218	14,096,553
Uber Technologies Inc.(a)	468,797	14,556,147
UDR Inc.	89,072	3,681,346
UGI Corp.	58,060	1,967,073
Ulta Beauty Inc.(a)	15,006	8,274,759
Union Pacific Corp.	176,512	34,543,398
United Parcel Service Inc., Class B	212,265	38,167,370
United Rentals Inc.	20,080	7,251,089
United Therapeutics Corp.(a)	10,397	2,392,662
UnitedHealth Group Inc.	266,198	130,993,374
Unity Software Inc.(a)(b)	71,847	1,937,714
Universal Health Services Inc., Class B	19,988	3,005,196
Vail Resorts Inc.	12,595	3,029,349
Valero Energy Corp.	110,701	12,694,084
Veeva Systems Inc., Class A(a)	40,462	7,245,935
Ventas Inc.	111,496	5,357,383
VeriSign Inc.(a)	25,073	5,561,191
Verisk Analytics Inc.(b)	45,330	8,799,006
Verizon Communications Inc.	1,176,056	45,666,254
Vertex Pharmaceuticals Inc.(a)	73,085	24,902,252
VF Corp.	88,227	2,074,217
Viatris Inc.	350,032	3,265,799
VICI Properties Inc.	269,743	9,155,077
Visa Inc., Class A	467,165	108,723,310
Vistra Corp.	117,377	2,800,615
VMware Inc., Class A(a)	58,601	7,326,883
Vulcan Materials Co.	39,092	6,845,791
W R Berkley Corp.	62,341	3,673,132
Walmart Inc.	429,369	64,821,838
Walgreens Boots Alliance Inc.	206,553	7,280,993
Walt Disney Co. (The)(a)	523,311	53,639,377
Warner Bros. Discovery Inc.(a)	671,190	9,134,896
Waste Management Inc.	118,532	19,682,239
Waters Corp.(a)	18,575	5,579,187

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Webster Financial Corp.	50,165	$1,871,155
WEC Energy Group Inc.	93,141	8,957,370
Wells Fargo & Co.	1,105,929	43,960,678
Welltower Inc.	125,539	9,945,200
West Pharmaceutical Services Inc.	21,984	7,941,500
Western Digital Corp.(a)	88,229	3,038,607
Westinghouse Air Brake Technologies Corp.	51,453	5,025,415
Westlake Corp.	9,363	1,065,322
Westrock Co.	80,072	2,396,555
Weyerhaeuser Co.	211,739	6,333,113
Whirlpool Corp.	18,918	2,640,764
Williams Companies Inc. (The)	345,551	10,456,373
Willis Towers Watson PLC	28,339	6,563,312
Wolfspeed Inc.(a)(b)	34,532	1,607,465
Workday Inc., Class A(a)	55,337	10,300,429
WP Carey Inc.	64,078	4,754,588
WW Grainger Inc.	13,634	9,483,401
Wynn Resorts Ltd.(a)	31,562	3,606,905
Xcel Energy Inc.	153,264	10,714,686
Xylem Inc./NY	50,724	5,267,180
Yum! Brands Inc.	77,604	10,909,570
Zebra Technologies Corp., Class A(a)	15,228	4,386,121
Zillow Group Inc., Class C (a)(b)	50,451	2,196,637
Zimmer Biomet Holdings Inc.	59,173	8,191,910
Zoetis Inc.	135,709	23,854,928
Zoom Video Communications Inc., Class A(a)(b)	64,124	3,939,137
ZoomInfo Technologies Inc.(a)	77,312	1,693,906
Zscaler Inc.(a)(b)	24,221	2,182,312
		10,461,737,604
Total Common Stocks — 99.2%
(Cost: $15,526,309,677)		17,448,707,175

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	1,817,789	5,047,592
Cia. Energetica de Minas Gerais, Preference Shares, NVS	636,255	1,575,394
Gerdau SA, Preference Shares, NVS	304,891	1,539,185
Itau Unibanco Holding SA, Preference Shares, NVS	1,311,874	6,817,389
Itausa SA, Preference Shares, NVS	1,579,123	2,748,063
Petroleo Brasileiro SA, Preference Shares, NVS	1,713,572	8,142,198
		25,869,821
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	43,109	2,918,435
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	183,761	1,138,239
Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	18,328	1,948,170
Security	Shares	Value

Germany (continued)
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)(b)	32,530	$4,073,371
Henkel AG & Co. KGaA, Preference Shares, NVS	52,436	4,239,373
Porsche Automobil Holding SE, Preference
Shares, NVS	46,600	2,595,492
Sartorius AG, Preference Shares, NVS	8,693	3,378,876
Volkswagen AG, Preference Shares, NVS	60,655	8,282,425
		24,517,707
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,929,900	241
South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	244,950	10,240,106
Total Preferred Stocks — 0.4%
(Cost: $61,341,538)		64,684,549

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 05/18/23, Strike Price BRL 41.50)(a)	934	3,213
Total Rights — 0.0%
(Cost: $—)		3,213
Total Long-Term Investments — 99.6%
(Cost: $15,587,651,215)		17,513,394,937

Short-Term Securities

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	221,246,232	221,312,605
Total Short-Term Securities — 1.2%
(Cost: $221,180,477)		221,312,605
Total Investments — 100.8%
(Cost: $15,808,831,692)		17,734,707,542
Liabilities in Excess of Other Assets — (0.8)%		(146,242,260)
Net Assets — 100.0%		$17,588,465,282

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$168,555,690	$52,675,982	(a)	$—		$4,111	$76,822	$221,312,605	221,246,232	$1,048,610	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	18,730,000	—		(18,730,000	)(a)	—	—	—	—	670,000		16
BlackRock Inc.	31,719,801	5,391,413		(8,109,580)		2,850,267	(2,952,714)	28,899,187	43,056	692,461		—
						$2,854,378	$(2,875,892)	$250,211,792		$2,411,071		$16

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	153	06/16/23	$16,444	$680,157
MSCI Emerging Markets Index	147	06/16/23	7,234	23,223
S&P 500 E-Mini Index	185	06/16/23	38,744	1,446,646
				$2,150,026

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$11,354,166,808	$6,094,457,102	$83,265	$17,448,707,175
Preferred Stocks	29,926,495	34,757,813	241	64,684,549
Rights	3,213	—	—	3,213
Short-Term Securities
Money Market Funds	221,312,605	—	—	221,312,605
	$11,605,409,121	$6,129,214,915	$83,506	$17,734,707,542
Derivative Financial Instruments(a)
Assets
Equity Contracts	$2,150,026	$—	$—	$2,150,026

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	REIT	Real Estate Investment Trust